UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4906

Dreyfus Premier State Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	04/30/06

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
26	Notes to Financial Statements
33	Report of Independent Registered
Public Accounting Firm
34	Important Tax Information
35	Board Members Information
37	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Connecticut Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, Connecticut Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Connecticut Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 1.52% for Class A shares, 1.00% for Class B shares and 0.76% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2 In addition, the fund is reported in the Lipper Connecticut Municipal Debt Funds category, and the average total return for all funds reported in this category was 1.22% for the reporting period.3

Despite rising interest rates, prices of municipal bonds from Connecticut issuers held up relatively well during most of the reporting period due to robust investor demand for a limited number of securi-ties.The fund’s Class A shares produced a higher return than its Lipper category average, primarily as a result of our yield-curve and security selection strategies. However, the fund’s return fell short of its benchmark, primarily because the Index contains bonds from many states, not just Connecticut, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Connecticut state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Connecticut state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to increase short-term interest rates, driving the overnight federal funds rate to 4.75% by the reporting period’s end. Longer-term bond yields climbed less than short-term yields for most of the reporting period, supporting bond prices and contributing to a further narrowing of yield differences between shorter- and longer-term securities. While renewed inflation concerns caused longer-term yields to rise more steeply in March and April 2006, it was not enough to fully erase the market’s positive total returns for the reporting period overall.

The fund’s results also were influenced by supply-and-demand factors. The steadily growing U.S. economy benefited Connecticut along with most other states, helping to reduce unemployment and boost corporate and personal incomes. Consequently, Connecticut enjoyed a budget surplus for its 2006 fiscal year. A reduced supply of newly issued securities was met with robust investor demand, putting upward pressure on bond prices.

In this environment, we generally maintained our strategy of emphasizing bonds with maturities toward the longer end of the fund’s

4

maturity range.This strategy enabled the fund to participate more fully in strength among longer-term bonds. At the same time, a relatively short “average duration” (a measure of sensitivity to changing interest rates) and an emphasis on callable securities helped preserve the fund’s value when longer-term bond prices fell during the last two months of the reporting period. Finally, the fund benefited from our security selection strategy, in which we allocated a portion of the fund’s assets to bonds that offered yield advantages over Connecticut’s general obligation bonds, including those backed by the state’s settlement of litigation with U.S. tobacco companies.

What is the fund’s current strategy?

If, as we expect, the Fed ends its credit tightening campaign over the next several months, yield differences between shorter- and longer-term securities could widen from currently narrow levels. Similarly, yield differences between higher- and lower-rated securities may increase. Therefore, we are prepared to shift the fund’s focus toward high-quality, intermediate-term securities when we see evidence that short-term interest rates have peaked.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund, Connecticut Series on 4/30/96 to a $10,000 investment made in the Lehman Brothers
Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in Connecticut municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.
The Index is not limited to investments principally in Connecticut municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the
Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(3.04)%	3.66%	4.75%
without sales charge		1.52%	4.61%	5.23%
Class B shares
with applicable redemption charge †		(2.89)%	3.73%	4.90%
without redemption		1.00%	4.07%	4.90%
Class C shares
with applicable redemption charge ††		(0.22)%	3.83%	4.42%
without redemption		0.76%	3.83%	4.42%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Connecticut Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.48	$ 7.07	$ 8.26
Ending value (after expenses)	$1,009.70	$1,007.10	$1,005.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.51	$ 7.10	$ 8.30
Ending value (after expenses)	$1,020.33	$1,017.75	$1,016.56

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.42% for Class B and 1.66%
for Class C; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut—69.0%
Connecticut	5.25	3/1/07	3,000,000 [a]	3,068,820
Connecticut	5.25	3/1/07	2,700,000 [a]	2,761,938
Connecticut	5.00	3/15/08	70,000	72,327
Connecticut	5.13	3/15/08	25,000 [a]	25,895
Connecticut	5.99	3/15/12	5,000,000 [b,c]	5,332,350
Connecticut
(Insured; FGIC)	5.00	8/15/21	2,000,000	2,085,120
Connecticut
(Insured; FSA)	5.00	10/15/21	3,500,000	3,634,120
Connecticut
(Insured; MBIA)	5.25	10/15/21	7,915,000	8,469,841
Connecticut
(Insured; MBIA)	5.25	10/15/22	2,000,000	2,140,200
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	30,000	31,618
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	6.50	10/1/13	2,750,000 [b,c]	3,046,285
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	20,000	20,869
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	6.50	10/1/16	2,225,000 [b,c]	2,418,419
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000 [a]	3,213,755
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	15,000	15,770
Connecticut,
Clean Water Fund Revenue	6.48	7/15/12	4,850,000 [b,c]	5,348,095
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	7.13	6/1/10	3,400,000	3,775,938

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	4,580,000	4,704,942
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	5,000,000	5,136,400
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,143,380
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,740,634
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.80	4/1/21	3,000,000	3,041,220
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,340,549
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	1,043,960
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.85	9/1/28	3,200,000	3,383,616
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.95	9/1/28	1,945,000	2,036,201
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic)
(Insured; AMBAC)	6.15	4/1/35	2,750,000	2,860,357
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital) (Insured;
AMBAC)	5.75	7/1/29	3,000,000	3,185,970

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured;
Radian)	5.13	7/1/30	1,500,000	1,544,715
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care)
(Insured; ACA)	5.38	7/1/17	3,680,000	3,762,027
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.25	7/1/11	3,000,000 [a]	3,235,230
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.50	7/1/11	2,150,000 [a]	2,343,629
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.25	7/1/21	900,000	943,146
Connecticut Health and Educational
Facilities Authority, Revenue
(New Britain General Hospital)
(Insured; AMBAC)	6.13	7/1/14	1,000,000	1,003,800
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University)	6.50	7/1/06	1,465,000 [a]	1,500,922
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University)	6.63	7/1/06	2,720,000 [a]	2,787,293
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University)	6.13	7/1/07	1,000,000 [a]	1,046,190
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford)
(Insured; Radian)	5.63	7/1/26	4,200,000	4,507,398
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven)	6.63	7/1/06	2,050,000 [a]	2,100,409
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven)	6.70	7/1/06	8,605,000 [a]	8,817,716

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(William W. Backus Hospital)
(Insured; AMBAC)	5.75	7/1/07	2,500,000 [a]	2,606,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital) (Insured; ACA)	6.00	7/1/20	1,000,000	1,027,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,561,298
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/35	1,200,000	1,245,996
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/42	3,305,000	3,387,427
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital)
(Insured; MBIA)	5.70	7/1/06	8,070,000 [a]	8,257,708
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.05	11/15/21	4,940,000	5,015,483
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	6.00	11/15/27	4,000,000	4,093,960
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.45	11/15/29	5,805,000	5,920,578
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.00	11/15/35	2,500,000	2,494,175
Connecticut Resource Recovery
Authority, RRR (American Ref
Fuel Co.)	5.50	11/15/15	1,000,000	1,028,160
Eastern Connecticut Resource
Recovery Authority
(Wheelabrator Lisbon Project)	5.50	1/1/14	8,050,000	8,095,885

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Eastern Connecticut Resource
Recovery Authority
(Wheelabrator Lisbon Project)	5.50	1/1/20	7,000,000	7,001,540
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	2,840,000	2,979,274
Greenwich Housing Authority,
MFHR (Greenwich Close Apartments)	6.35	9/1/27	2,000,000	2,098,620
Hartford Parking System,
Revenue	6.50	7/1/10	1,500,000 [a]	1,651,545
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA)	5.00	8/1/24	4,285,000	4,468,655
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA)	5.00	8/1/30	3,000,000	3,113,490
Sprague,
EIR (International Paper Co. Project)	5.70	10/1/21	1,350,000	1,392,417
Stamford	6.60	1/15/10	2,750,000	3,028,685
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	1,770,000 [a]	1,913,777
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	2,500,000 [a]	2,703,075
University of Connecticut
(Insured; MBIA)	5.13	2/15/20	1,000,000	1,049,380
University of Connecticut,
GO (Insured; FGIC)	5.00	2/15/25	2,460,000	2,577,293
University of Connecticut,
GO (Insured; FGIC)	5.00	2/15/26	400,000	418,424
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000 [a]	2,731,600
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000 [a]	2,673,732
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000 [a]	2,205,140

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.25	11/15/21	1,755,000	1,875,253
U.S. Related—29.2%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000 [a]	5,433,750
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	3,485,000	3,553,306
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	6,000,000	6,140,580
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	748,440
Puerto Rico Commonwealth
(Insured; MBIA)	7.04	7/1/12	2,000,000 [b,c]	2,365,160
Puerto Rico Commonwealth
(Insured; MBIA)	7.04	7/1/13	3,950,000 [b,c]	4,715,866
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	6,690,000	7,450,988
Puerto Rico Commonwealth,
Public Improvement
(Insured; FSA)	5.25	7/1/11	2,795,000 [a]	2,995,150
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.50	7/1/12	50,000	54,565
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.50	7/1/13	100,000	109,695
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.25	7/1/14	3,925,000	4,254,033
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.25	7/1/15	1,000,000	1,084,360

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement (Insured; MBIA)	6.00	7/1/15	2,000,000	2,282,260
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/29	3,000,000	3,085,890
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	4,410,000	4,621,195
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/29	8,000,000	8,434,800
Puerto Rico Highway and
Transportation Authority,
Highway Revenue	5.50	7/1/36	8,500,000	9,051,480
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	10,000	10,858
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	7.02	7/1/13	2,290,000 [b,c]	2,682,964
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Revenue (Teachers
Retirement System)	5.50	7/1/21	800,000	818,208
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	7,900,000	1,865,980
Puerto Rico Public Finance
Corporation (Commonwealth
Appropriation) (Insured; AGC)	6.00	8/1/26	4,755,000	5,699,723
University of Puerto Rico, University
Revenue (Insured; MBIA)	5.50	6/1/15	5,000,000	5,081,800
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	2,000,000	2,191,400

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Water and Power
Authority, Electric System
Revenue	5.30	7/1/21	1,750,000	1,763,860
Total Long-Term Municipal Investments
(cost $277,722,329)				290,783,545

Short-Term Municipal
Investment—.3%

Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(cost $1,000,000)	3.40	5/1/06	1,000,000 [d]	1,000,000

Total Investments (cost $278,722,329)			98.5%	291,783,545
Cash and Receivables (Net)			1.5%	4,428,185
Net Assets			100.0%	296,211,730

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $25,909,139 or 8.7% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	59.1
AA	Aa		AA	6.9
A	A		A	7.0
BBB	Baa		BBB	22.1
BB	Ba		BB	.9
F1	MIG1/P1		SP1/A1	.4
Not Rated [e]	Not Rated [e]		Not Rated [e]	3.6
				100.0
†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		278,722,329	291,783,545
Cash			199,158
Interest receivable			4,717,405
Receivable for shares of Beneficial Interest subscribed			97,966
Prepaid expenses			11,043
			296,809,117

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			213,780
Payable for shares of Beneficial Interest redeemed			314,933
Accrued expenses			68,674
			597,387

Net Assets ($)			296,211,730

Composition of Net Assets ($):
Paid-in capital			285,763,647
Accumulated net realized gain
(loss) on investments			(2,613,133)
Accumulated net unrealized appreciation
(depreciation) on investments			13,061,216

Net Assets ($)			296,211,730

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	259,929,776	24,852,780	11,429,174
Shares Outstanding	22,056,999	2,110,713	971,461

Net Asset Value Per Share ($)	11.78	11.77	11.76

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	15,966,826
Expenses:
Management fee—Note 3(a)	1,692,273
Shareholder servicing costs—Note 3(c)	942,116
Distribution fees—Note 3(b)	230,529
Professional fees	37,358
Custodian fees	34,929
Prospectus and shareholders’ reports	21,071
Registration fees	20,883
Trustees’ fees and expenses—Note 3(d)	7,709
Loan commitment fees—Note 2	2,043
Miscellaneous	28,873
Total Expenses	3,017,784
Investment Income—Net	12,949,042

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,530,554
Net unrealized appreciation (depreciation) on investments	(9,785,809)
Net Realized and Unrealized Gain (Loss) on Investments	(8,255,255)
Net Increase in Net Assets Resulting from Operations	4,693,787

See notes to financial statements.
20

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	12,949,042	13,480,225
Net realized gain (loss) on investments	1,530,554	(393,323)
Net unrealized appreciation
(depreciation) on investments	(9,785,809)	5,875,269
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,693,787	18,962,171

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(11,456,472)	(11,712,333)
Class B shares	(1,064,057)	(1,372,455)
Class C shares	(418,008)	(384,991)
Total Dividends	(12,938,537)	(13,469,779)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	18,801,405	15,901,289
Class B shares	480,340	1,522,672
Class C shares	2,088,576	2,185,150
Dividends reinvested:
Class A shares	6,913,452	7,077,363
Class B shares	605,278	793,869
Class C shares	275,050	243,121
Cost of shares redeemed:
Class A shares	(32,801,746)	(35,009,749)
Class B shares	(8,416,661)	(10,848,875)
Class C shares	(2,254,920)	(2,677,275)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(14,309,226)	(20,812,435)
Total Increase (Decrease) in Net Assets	(22,553,976)	(15,320,043)

Net Assets ($):
Beginning of Period	318,765,706	334,085,749
End of Period	296,211,730	318,765,706

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	1,570,845	1,319,455
Shares issued for dividends reinvested	577,002	587,618
Shares redeemed	(2,739,501)	(2,922,312)
Net Increase (Decrease) in Shares Outstanding	(591,654)	(1,015,239)

Class B [a]
Shares sold	40,048	126,506
Shares issued for dividends reinvested	50,523	65,996
Shares redeemed	(701,211)	(903,734)
Net Increase (Decrease) in Shares Outstanding	(610,640)	(711,232)

Class C
Shares sold	173,985	180,966
Shares issued for dividends reinvested	22,942	20,225
Shares redeemed	(188,813)	(224,701)
Net Increase (Decrease) in Shares Outstanding	8,114	(23,510)

[a]	During the period ended April 30, 2006, 337,852 Class B shares representing $4,063,559, were automatically converted to 337,542 Class A shares and during the period ended April 30, 2005, 435,925 Class B shares representing $5,240,882 were automatically converted to 435,561 Class A shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.11	11.90	12.19	11.86	11.72
Investment Operations:
Investment income—net [a]	.51	.51	.52	.55	.57
Net realized and unrealized
gain (loss) on investments	(.33)	.21	(.29)	.32	.14
Total from Investment Operations	.18	.72	.23	.87	.71
Distributions:
Dividends from investment income—net	(.51)	(.51)	(.52)	(.54)	(.57)
Net asset value, end of period	11.78	12.11	11.90	12.19	11.86

Total Return (%) [b]	1.52	6.17	1.84	7.51	6.16

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	.91	.90	.91	.90
Ratio of net expenses
to average net assets	.90	.90	.90	.91	.90
Ratio of net investment income
to average net assets	4.29	4.25	4.23	4.53	4.81
Portfolio Turnover Rate	14.24	20.07	34.08	38.11	15.96

Net Assets, end of period ($ x 1,000)	259,930	274,204	281,559	305,076	301,044

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.10	11.89	12.18	11.85	11.71
Investment Operations:
Investment income—net [a]	.45	.45	.45	.48	.51
Net realized and unrealized
gain (loss) on investments	(.33)	.21	(.29)	.33	.14
Total from Investment Operations	.12	.66	.16	.81	.65
Distributions:
Dividends from investment income—net	(.45)	(.45)	(.45)	(.48)	(.51)
Net asset value, end of period	11.77	12.10	11.89	12.18	11.85

Total Return (%) [b]	1.00	5.63	1.31	6.96	5.61

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.43	1.43	1.41	1.42	1.42
Ratio of net expenses
to average net assets	1.43	1.42	1.41	1.42	1.42
Ratio of net investment income
to average net assets	3.76	3.73	3.71	4.01	4.28
Portfolio Turnover Rate	14.24	20.07	34.08	38.11	15.96

Net Assets, end of period ($ x 1,000)	24,853	32,919	40,806	46,460	43,070

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

24

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.09	11.88	12.16	11.84	11.70
Investment Operations:
Investment income—net [a]	.42	.42	.42	.45	.48
Net realized and unrealized
gain (loss) on investments	(.33)	.21	(.28)	.32	.14
Total from Investment Operations	.09	.63	.14	.77	.62
Distributions:
Dividends from investment income—net	(.42)	(.42)	(.42)	(.45)	(.48)
Net asset value, end of period	11.76	12.09	11.88	12.16	11.84

Total Return (%) [b]	.76	5.37	1.15	6.62	5.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66	1.67	1.65	1.66	1.65
Ratio of net expenses
to average net assets	1.66	1.66	1.65	1.66	1.65
Ratio of net investment income
to average net assets	3.52	3.49	3.47	3.77	4.03
Portfolio Turnover Rate	14.24	20.07	34.08	38.11	15.96

Net Assets, end of period ($ x 1,000)	11,429	11,643	11,721	12,217	9,684

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Connecticut Series (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open
26

             account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
             (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the

28

state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $42,958, accumulated capital losses $2,480,620 and unrealized appreciation $12,928,703.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $560,785 of the carryover expires in fiscal 2009 and $1,919,835 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005 were as follows: tax exempt income $12,938,537 and $13,469,779, respectively.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended April 30, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $10,505, increased accumulated net realized gain (loss) on investments by $54,646 and decreased paid-in capital by $44,141. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2006, the Distributor retained $22,289 from commissions earned on sales of the fund’s Class A shares and $71,499 and $1,510 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $141,500 and $89,029, respectively, pursuant to the Plan.

30

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C shares were charged $668,789, $70,750 and $29,676, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $103,797 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $134,147, Rule 12b-1 distribution plan fees $17,373, shareholder services plan fees $60,976 and chief compliance officer fees $1,284.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $43,531,779 and $59,041,909, respectively.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2006, the cost of investments for federal income tax purposes was $278,854,842; accordingly, accumulated net unrealized appreciation on investments was $12,928,703, consisting of $13,469,567 gross unrealized appreciation and $540,864 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Connecticut Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, Connecticut Series (one of the funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund, Connecticut Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

The Fund 33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Connecticut residents, Connecticut personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

34

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents
(1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

36

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 37

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

38

NOTES

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Connecticut Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Florida Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, Florida Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Florida Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 1.66% for Class A shares, 1.22% for Class B shares and 0.91% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2

Despite rising short-term interest rates, robust demand for a limited number of securities enabled municipal bonds to produce positive absolute returns over the reporting period.The fund underperformed its benchmark, primarily because the Index contains bonds from many states, not just Florida, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates throughout the reporting period, increasing the overnight federal funds rate to 4.75% by the end of April. For most of the reporting period, longer-term bond yields rose less than short-term yields, contributing to a further narrowing of yield differences between the short and long ends of the market’s maturity range. However, yield “spreads” began to widen in March and April 2006, when investors became more concerned about inflationary pressures, causing longer-term bond prices to fall.

Municipal bonds generally benefited from the improved fiscal condition of most issuers. Rising tax revenues for most states and municipalities resulted in less need to borrow through the tax-exempt markets.Yet, investor demand remained robust as investors turned to municipal bonds for competitive levels of federally tax-exempt income, helping to support bond prices. Florida’s fiscal improvement has been more impressive than most other states, as its diverse economy produced new jobs, and its longstanding, conservative fiscal policies helped maintain significant budget reserves.

The fund’s relatively defensive investment posture, which we adopted in anticipation of higher short-term interest rates, prevented the fund from participating fully in strength among longer-term securities during the first half of the reporting period. However, our relatively conservative stance helped the fund retain more of its value during the second half. At the same time, the fund continued to receive strong

4

income contributions from its core holdings, which we purchased at a time when yields on newly issued securities were substantially higher than today. When purchasing new securities, we tended to focus on bonds in the 15- to 20-year maturity range, which we regarded as relatively attractive values. Finally, we maintained the fund’s emphasis on high-quality securities in an environment in which yield differences between higher- and lower-rated bonds were relatively narrow.

What is the fund’s current strategy?

Although we believe that the Fed may be nearing the end of its credit tightening campaign, we expect at least one more rate hike before it pauses to assess the impact of its previous moves on the economy and inflation. Therefore, we have continued to maintain a relatively short average duration and an emphasis on high-quality securities. However, if interest rates continue to rise and market volatility increases, we may take advantage of opportunities to purchase bonds at more attractive valuations, which could cause the fund’s profile to change.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Florida residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund, Florida Series on 4/30/96 to a $10,000 investment made in the Lehman Brothers
Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in Florida municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is not limited to investments principally in Florida municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(2.94)%	3.79%	4.31%
without sales charge		1.66%	4.76%	4.78%
Class B shares
with applicable redemption charge †		(2.69)%	3.91%	4.47%
without redemption		1.22%	4.25%	4.47%
Class C shares
with applicable redemption charge ††		(0.06)%	3.99%	4.00%
without redemption		0.91%	3.99%	4.00%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Florida Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.69	$ 7.23	$ 8.37
Ending value (after expenses)	$1,012.60	$1,010.00	$1,008.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.71	$ 7.25	$ 8.40
Ending value (after expenses)	$1,020.13	$1,017.60	$1,016.46

† Expenses are equal to the fund's annualized expense ratio of .94% for Class A, 1.45% for Class B and 1.68%
for Class C; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)	Value ($)

Brevard County School Board,
COP (Insured; FGIC)	5.00	7/1/25	2,000,000	2,064,520
Broward County Housing Finance
Authority, MFHR (Emerald Palms
Apartments)	5.60	7/1/21	2,000,000	2,050,180
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,024,870
Broward County School Board,
COP (Insured; FSA)	5.00	7/1/21	1,250,000	1,288,863
Broward County School Board,
COP (Insured; MBIA)	5.25	7/1/18	1,855,000	1,972,811
Cape Coral,
Water and Sewer Revenue
(Insured; AMBAC)	5.25	10/1/17	1,890,000	2,019,748
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.25	6/1/14	1,485,000	1,577,813
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.00	6/1/20	1,465,000	1,504,775
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,520,000	2,648,419
Davie,
Water and Sewer Revenue
(Insured; AMBAC)	5.25	10/1/18	475,000	507,514
Escambia County,
Sales Tax Revenue (Insured;
AMBAC)	5.25	10/1/18	1,200,000	1,279,596
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	2,200,000	2,256,694
Florida Board of Education,
Capital Outlay (Public
Education)	5.00	6/1/11	1,200,000	1,227,276
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/17	3,890,000	4,100,332
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/20	1,480,000	1,532,170

			The Fund	9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,658,976
Florida Housing Finance Agency
(Brittany Rosemont Apartments)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,066,720
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,036,950
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,536,105
Florida Municipal Loan Council,
Revenue (Insured; MBIA)	5.25	5/1/17	1,825,000	1,937,438
Jacksonville,
Excise Taxes Revenue (Insured;
AMBAC)	5.38	10/1/19	3,450,000	3,694,536
Jacksonville,
Guaranteed Entitlement Revenue
(Insured; FGIC)	5.38	10/1/20	3,795,000	4,063,990
JEA,
Saint John’s River Power Park
System Revenue	5.00	10/1/17	1,500,000	1,559,475
JEA,
Saint John’s River Power Park
System Revenue	5.00	10/1/18	1,500,000	1,558,005
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/25	2,845,000	2,943,238
Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	160,000	161,139
Lee County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized:
FHLMC, FNMA and GNMA)	7.45	9/1/27	35,000	35,393
Manatee County Housing Finance
Authority, Mortgage Revenue
(Collateralized; GNMA)	5.85	11/1/33	2,305,000	2,425,782

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Marion County School Board,
COP (Insured; FSA)	5.25	6/1/17	2,015,000	2,139,849
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; XLCA)	5.00	10/1/30	2,000,000	2,038,320
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,777,195
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villa) (Insured; FSA)	5.70	7/1/21	400,000	414,080
Miami-Dade County Housing Finance
Authority, MFMR (Miami Stadium
Apartments) (Insured; FSA)	5.40	8/1/21	1,275,000	1,308,354
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,204,986
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Project)	5.75	12/1/23	2,840,000	2,904,468
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	1,521,000	1,522,293
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	1,715,000	1,737,055
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000	907,223
Palm Bay,
Utility Revenue (Palm Bay
Utility Corp. Project)
(Insured; MBIA)	5.00	10/1/19	500,000	521,545
Palm Beach County School Board,
COP (Master Lease) (Insured;
AMBAC)	5.00	8/1/17	1,905,000	1,993,906
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/22	1,000,000	456,980
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	434,860

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Port Saint Lucie,
Storm Water Utility Revenue
(Insured; MBIA)	5.00	5/1/23	1,750,000	1,812,843
Seminole Water Control District	6.75	8/1/22	1,805,000	1,853,573
South Broward Hospital District,
HR	5.60	5/1/27	4,000,000	4,245,440
Tampa,
Utilities Tax Improvement
(Insured; AMBAC)	0.00	4/1/17	2,110,000	1,286,277
Village Center Community
Development District, Utility
Revenue (Insured; MBIA)	5.25	10/1/23	1,000,000	1,061,430
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/17	1,645,000	1,763,736
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,854,871
Winter Springs,
Water and Sewer Revenue
(Insured; MBIA)	5.00	4/1/20	1,585,000	1,640,174

Total Investments (cost $89,288,603)			98.2%	91,612,786

Cash and Receivables (Net)			1.8%	1,638,866

Net Assets			100.0%	93,251,652

12

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	81.3
AA	Aa	AA	9.9
BBB	Baa	BBB	3.2
Not Rated [a]	Not Rated [a]	Not Rated [a]	5.6
			100.0

†	Based on total investments.
[a]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		89,288,603	91,612,786
Cash			577,190
Interest receivable			1,194,111
Receivable for shares of Beneficial Interest subscribed			58,301
Prepaid expenses			6,266
			93,448,654

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			68,110
Payable for shares of Beneficial Interest redeemed			88,889
Accrued expenses			40,003
			197,002

Net Assets ($)			93,251,652

Composition of Net Assets ($):
Paid-in capital			91,553,760
Accumulated net realized gain (loss) on investments			(626,291)
Accumulated net unrealized appreciation
(depreciation) on investments			2,324,183

Net Assets ($)			93,251,652

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	81,940,246	7,251,582	4,059,824
Shares Outstanding	5,838,368	516,849	289,298

Net Asset Value Per Share ($)	14.03	14.03	14.03

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	4,799,539
Expenses:
Management fee—Note 3(a)	543,735
Shareholder servicing costs—Note 3(c)	302,197
Distribution fees—Note 3(b)	75,893
Professional fees	29,417
Registration fees	22,160
Prospectus and shareholders’ reports	13,846
Custodian fees	13,724
Trustees’ fees and expenses—Note 3(d)	2,758
Loan commitment fees—Note 2	761
Miscellaneous	17,474
Total Expenses	1,021,965
Less—reduction in custody fees due to earnings credits—Note 1(b)	(7,109)
Net Expenses	1,014,856
Investment Income-Net	3,784,683

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	94,374
Net unrealized appreciation (depreciation) on investments	(2,220,657)
Net Realized and Unrealized Gain (Loss) on Investments	(2,126,283)
Net Increase in Net Assets Resulting from Operations	1,658,400

See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	3,784,683	4,202,392
Net realized gain (loss) on investments	94,374	50,429
Net unrealized appreciation
(depreciation) on investments	(2,220,657)	2,152,078
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,658,400	6,404,899

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,362,653)	(3,733,196)
Class B shares	(268,356)	(315,635)
Class C shares	(153,674)	(153,561)
Total Dividends	(3,784,683)	(4,202,392)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	5,869,442	3,915,712
Class B shares	676,298	939,386
Class C shares	341,589	542,602
Dividends reinvested:
Class A shares	1,868,027	1,990,476
Class B shares	90,986	98,892
Class C shares	84,799	93,590
Cost of shares redeemed:
Class A shares	(13,638,959)	(17,388,678)
Class B shares	(1,884,409)	(2,878,206)
Class C shares	(1,133,655)	(514,849)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,725,882)	(13,201,075)
Total Increase (Decrease) in Net Assets	(9,852,165)	(10,998,568)

Net Assets ($):
Beginning of Period	103,103,817	114,102,385
End of Period	93,251,652	103,103,817

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class Aa
Shares sold	413,093	275,729
Shares issued for dividends reinvested	131,207	139,542
Shares redeemed	(957,726)	(1,221,808)
Net Increase (Decrease) in Shares Outstanding	(413,426)	(806,537)

Class B [a]
Shares sold	47,526	65,987
Shares issued for dividends reinvested	6,392	6,940
Shares redeemed	(132,623)	(202,491)
Net Increase (Decrease) in Shares Outstanding	(78,705)	(129,564)

Class C
Shares sold	23,813	37,877
Shares issued for dividends reinvested	5,952	6,564
Shares redeemed	(80,033)	(36,217)
Net Increase (Decrease) in Shares Outstanding	(50,268)	8,224
[a] During the period ended April 30, 2006, 44,143 Class B shares representing $628,103 were automatically converted to 44,140 Class A shares and during the period ended April 30, 2005, 57,211 Class B shares representing $814,673 were automatically converted to 57,195 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.35	14.06	14.41	13.94	13.69
Investment Operations:
Investment income—net [a]	.56	.56	.59	.62	.62
Net realized and unrealized
gain (loss) on investments	(.32)	.29	(.35)	.47	.25
Total from Investment Operations	.24	.85	.24	1.09	.87
Distributions:
Dividends from investment income—net	(.56)	(.56)	(.59)	(.62)	(.62)
Dividends from net realized
gain on investments	—	—	—	—	(.00)[b]
Total Distributions	(.56)	(.56)	(.59)	(.62)	(.62)
Net asset value, end of period	14.03	14.35	14.06	14.41	13.94

Total Return (%) [c]	1.66	6.16	1.69	7.96	6.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	.97	.88	.94	.95
Ratio of net expenses
to average net assets	.95	.96	.88	.94	.94
Ratio of net investment income
to average net assets	3.91	3.95	4.13	4.37	4.47
Portfolio Turnover Rate	8.74	3.39	11.62	25.52	52.76

Net Assets, end of period ($ x 1,000)	81,940	89,691	99,251	109,664	112,641
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.34	14.06	14.40	13.93	13.68
Investment Operations:
Investment income—net [a]	.48	.49	.52	.55	.55
Net realized and unrealized
gain (loss) on investments	(.31)	.28	(.34)	.47	.25
Total from Investment Operations	.17	.77	.18	1.02	.80
Distributions:
Dividends from investment income—net	(.48)	(.49)	(.52)	(.55)	(.55)
Dividends from net realized
gain on investments	—	—	—	—	(.00)[b]
Total Distributions	(.48)	(.49)	(.52)	(.55)	(.55)
Net asset value, end of period	14.03	14.34	14.06	14.40	13.93

Total Return (%) [c]	1.22	5.56	1.25	7.43	5.94

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.46	1.46	1.38	1.43	1.45
Ratio of net expenses
to average net assets	1.45	1.46	1.38	1.43	1.44
Ratio of net investment income
to average net assets	3.40	3.45	3.64	3.86	3.96
Portfolio Turnover Rate	8.74	3.39	11.62	25.52	52.76

Net Assets, end of period ($ x 1,000)	7,252	8,542	10,193	13,012	9,332
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
See notes to financial statements.

20

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.35	14.06	14.41	13.94	13.69
Investment Operations:
Investment income—net [a]	.45	.46	.49	.51	.51
Net realized and unrealized
gain (loss) on investments	(.32)	.29	(.35)	.47	.26
Total from Investment Operations	.13	.75	.14	.98	.77
Distributions:
Dividends from investment income—net	(.45)	(.46)	(.49)	(.51)	(.52)
Dividends from net realized
gain on investments	—	—	—	—	(.00)[b]
Total Distributions	(.45)	(.46)	(.49)	(.51)	(.52)
Net asset value, end of period	14.03	14.35	14.06	14.41	13.94

Total Return (%) [c]	.91	5.39	.94	7.17	5.68

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69	1.69	1.61	1.68	1.68
Ratio of net expenses
to average net assets	1.68	1.68	1.61	1.68	1.67
Ratio of net investment income
to average net assets	3.17	3.22	3.38	3.62	3.69
Portfolio Turnover Rate	8.74	3.39	11.62	25.52	52.76

Net Assets, end of period ($ x 1,000)	4,060	4,871	4,659	3,897	2,663
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series, including the Florida Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
22

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money mar- ket fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligi- ble to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the

24

extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $74,944, accumulated capital losses $626,291 and unrealized appreciation $2,324,183.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, the carryover expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005, were as follows: tax exempt income $3,784,683 and $4,202,392, respectively.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2006, the fund did not borrow under the Facility.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2006, the Distributor retained $3,718 from commissions earned on sales of the fund’s Class A shares and $8,520 and $535 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $39,483 and $36,410, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C shares were charged $215,274, $19,742 and $12,136, respectively, pursuant to the Shareholder Services Plan.

26

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $35,896 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates consist of: management fees $42,147, Rule 12b-1 distribution plan fees $5,521, shareholder services plan fees $19,158 and chief compliance officer fees $1,284.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $8,419,848 and $13,147,974, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $89,288,603; accordingly, accumulated net unrealized appreciation on investments was $2,324,183, consisting of $2,428,719 gross unrealized appreciation and $104,536 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Florida Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, Florida Series (one of the Funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights,assessing the accounting principles used and significant estimates made by management,and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund, Florida Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2006 as “exempt-interest dividends” (not subject to regular Federal and, for individuals who are Florida residents, not subject to taxation by Florida).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2006 calendar year on form 1099-DIV which will be mailed by January 31, 2007.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

30

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents
(1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

The Fund 31

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

32

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 33

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Florida Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
26	Notes to Financial Statements
32	Report of Independent Registered
Public Accounting Firm
33	Important Tax Information
34	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Maryland Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, Maryland Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Maryland Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 1.96% for Class A shares, 1.43% for Class B shares and 1.09% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2 In addition, the fund is reported in the Lipper Maryland Municipal Debt Funds category, and the average total return for all funds reported in this category was 1.50% for the reporting period.3

Despite rising short-term interest rates, robust demand for a limited number of securities supported municipal bond prices over the reporting period. The fund’s Class A shares exceeded its Lipper category average, primarily due to income contributions from the fund’s core holdings. However, the fund underperformed its benchmark, primarily because the Index contains bonds from many states, not just Maryland, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Maryland income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions,the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates, increasing the overnight federal funds rate to 4.75% by the end of April. For most of the reporting period, longer-term bond yields rose less than short-term yields, contributing to narrower yield differences between the shorter- and longer-term securities. However, yield “spreads” began to widen in March and April 2006, when investors became more concerned about inflation, causing longer-term bond prices to decline.

Municipal bonds generally benefited from the improved fiscal condition of most issuers. Rising tax revenues for most states and municipalities resulted in less need to borrow through the tax-exempt markets. Yet, investor demand remained robust as investors turned to municipal bonds for competitive levels of federally tax-exempt income, helping to support bond prices. Maryland fiscal condition also improved in the recovering economy, enabling it to achieve a budget surplus for the current fiscal year.

The fund’s relatively defensive investment posture, which we adopted in anticipation of higher short-term interest rates, helped the fund retain more of its value when bond prices fell. At the same time, the fund continued to receive strong income contributions from its core hold-

4

ings, which we purchased when yields on newly issued securities were substantially higher than today. In addition, the fund benefited when some holdings were “pre-refunded,” a process in which new debt is issued at lower rates and part of the proceeds is used to redeem existing, higher yielding bonds, causing their prices to rise.When purchasing new securities, we tended to focus on bonds in the 15- to 20-year maturity range, which we regarded as relatively attractive values. Finally, we maintained the fund’s emphasis on high-quality securities in an environment in which yield differences between higher- and lower-rated bonds were relatively narrow.

What is the fund’s current strategy?

Although we believe that the Fed may be nearing the end of its credit tightening campaign, we expect at least one more rate hike before it pauses.Therefore, we have continued to maintain a defensive posture, including a relatively short average duration and an emphasis on high-quality securities. However, if interest rates continue to rise and market volatility increases, we may take advantage of opportunities to purchase bonds at more attractive valuations, which could cause the fund’s profile to change.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Maryland residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund, Maryland Series on 4/30/96 to a $10,000 investment made in the Lehman Brothers
Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in Maryland municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The
Index is not limited to investments principally in Maryland municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-
term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(2.61)%	3.76%	4.39%
without sales charge		1.96%	4.72%	4.87%
Class B shares
with applicable redemption charge †		(2.49)%	3.85%	4.55%
without redemption		1.43%	4.19%	4.55%
Class C shares
with applicable redemption charge ††		0.11%	3.92%	4.07%
without redemption		1.09%	3.92%	4.07%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Maryland Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.55	$ 7.04	$ 8.52
Ending value (after expenses)	$1,015.10	$1,012.50	$1,010.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.56	$ 7.05	$ 8.55
Ending value (after expenses)	$1,020.28	$1,017.80	$1,016.31

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.41% for Class B and 1.71%
for Class C, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.2%	Rate (%)	Date	Amount ($)	Value ($)

Maryland—95.6%
Anne Arundel County,
EDR (Community College)	5.00	9/1/17	2,255,000	2,333,046
Anne Arundel County,
GO (Consolidated Water and
Sewer Series)	4.13	3/1/24	1,795,000	1,679,833
Anne Arundel County,
Special Obligation
(Arundel Mills)	5.13	7/1/21	1,000,000	1,059,690
Anne Arundel County,
Special Obligation (National
Business Park)	5.13	7/1/21	1,000,000	1,059,690
Anne Arundel County,
Special Obligation (National
Business Park)	5.13	7/1/23	1,125,000	1,188,967
Baltimore,
Convention Center Hotel Revenue	5.88	9/1/39	1,000,000	1,043,550
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales Co.)	6.50	12/1/10	4,090,000	4,276,504
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	395,000	422,907
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; MBIA)	5.00	7/1/23	1,355,000	1,418,360
Baltimore Board of School
Commissioners, School System
Revenue	5.00	5/1/16	1,500,000	1,585,620
Baltimore Board of School
Commissioners, School System
Revenue	5.00	5/1/17	1,265,000	1,324,708
Baltimore City Housing Corp.,
MFHR (Collateralized; FNMA and
Insured; FHA)	7.25	7/1/23	2,740,000	2,753,015
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove) (Insured; FSA)	6.50	9/1/12	10,000,000	11,005,200

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Harford County,
MFHR (GMNA
Collateralized-Affinity Old
Post Apartments Projects)	5.00	11/20/25	1,460,000	1,460,613
Howard County
(Consolidated Public
Improvement)	5.00	8/15/15	2,600,000	2,765,360
Howard County
(Consolidated Public
Improvement)	5.00	8/15/16	1,000,000	1,060,380
Howard County
(Consolidated Public
Improvement)	5.00	8/15/18	1,500,000	1,582,575
Howard County
(Consolidated Public
Improvement)	5.00	8/15/19	1,000,000	1,052,320
Howard County
(Metropolitan District)	5.25	2/15/12	155,000 [a]	166,461
Howard County
(Metropolitan District)	5.25	8/15/19	1,545,000	1,643,216
Howard County, COP	8.15	2/15/20	605,000	833,279
Hyattsville,
Special Obligation (University
Town Center)	5.75	7/1/34	3,000,000	3,115,620
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.00	9/1/23	1,000,000	1,016,020
Maryland Community Development
Administration, Department of
Housing and Community Development	5.60	7/1/33	1,200,000	1,220,352
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,865,000	1,901,722
Maryland Community Development
Administration, Department of
Housing and Community Development,
Multifamily Development Revenue
(Washington Gardens)
(Collateralized; FNMA)	5.00	2/1/24	1,610,000	1,601,435

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential	5.50	9/1/14	660,000	660,158
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential	5.30	9/1/16	5,000,000	5,122,800
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential	5.60	9/1/28	5,000,000	5,137,400
Maryland Community Development
Administration, Department of
Housing and Community Development
(Single Family Program)	4.95	4/1/15	4,605,000	4,723,717
Maryland Economic Development
Corp., LR	5.00	9/15/14	1,000,000	1,059,940
Maryland Economic Development
Corp., LR	5.00	9/15/15	2,025,000	2,141,701
Maryland Economic Development
Corp., LR	5.00	9/15/16	1,290,000	1,364,343
Maryland Economic Development
Corp., LR (Aviation
Administration Facilities)
(Insured; FSA)	5.50	6/1/16	3,120,000	3,341,707
Maryland Economic Development
Corp., LR (Aviation Administration
Facilities) (Insured; FSA)	5.50	6/1/18	2,535,000	2,713,540
Maryland Economic Development
Corp., LR (Aviation
Administration Facilities)
(Insured; FSA)	5.38	6/1/19	9,530,000	10,098,083
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking Garage
Project)	5.25	9/15/14	5,000,000	5,360,900
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking Garage
Project)	5.25	9/15/16	2,940,000	3,141,949

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Economic Development
Corp., Student Housing Revenue
(Frostburg State University)	6.00	10/1/24	5,000,000	5,182,200
Maryland Economic Development
Corp., Student Housing Revenue
(Morgan State University)	6.00	7/1/22	2,950,000	3,144,700
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Project)	6.00	6/1/13	1,760,000 [a]	1,962,189
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Projects)
(Insured; CIFG)	5.00	6/1/25	2,770,000	2,880,107
Maryland Economic Development
Corp., Student Housing Revenue
(University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,855,052
Maryland Economic Development
Corp., Student Housing Revenue
(University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,856,715
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/18	500,000	536,805
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/19	665,000	713,212
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/20	750,000	803,542

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/21	550,000	588,351
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins Hospital Issue)	5.00	11/15/19	7,600,000	7,877,628
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	8,250,000	8,427,457
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Maryland Institute College
of Art Issue)	5.50	6/1/21	335,000	346,919
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County)	6.70	7/1/09	1,640,000	1,692,742
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	5.75	7/1/17	3,000,000	3,200,010
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	6.00	7/1/22	2,000,000	2,158,360
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	6.00	7/1/32	3,000,000	3,220,830

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)
(Insured; AMBAC)	5.00	7/1/17	500,000	523,865
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)
(Insured; AMBAC)	5.00	7/1/24	1,000,000	1,034,030
Maryland Health and Higher
Educational Facilities Authority,
Revenue (University of Maryland
Medical Systems) (Insured; FGIC)	7.00	7/1/22	4,500,000	5,743,305
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000	457,783
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	5.50	5/1/20	420,000	437,090
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	6.00	5/1/35	1,000,000	1,061,020
Maryland State and Local Loan
Facilities	5.00	8/1/16	10,000,000	10,598,800
Montgomery County, Consolidated
Public Improvement	5.25	10/1/15	2,000,000	2,147,540
Montgomery County,
Special Obligation (West
Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000	525,035
Montgomery County,
Special Obligation (West
Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000	3,137,792
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	12,054,376
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	633,053

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	2,500,000	2,471,025
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/20	500,000	520,880
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/22	1,000,000	1,043,010
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000	1,465,646
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,271,399
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Insured; AMBAC)	5.50	4/1/15	7,000,000	7,459,410
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Insured; AMBAC)	5.50	4/1/16	8,000,000	8,517,680
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Resource
Recovery)	6.00	7/1/08	2,720,000	2,808,835
Prince Georges County,
Special Obligation (National
Harbor Project)	5.20	7/1/34	4,000,000	4,017,360
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/15	5,000,000	5,279,150
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/16	1,500,000	1,583,745
U.S. Related—2.6%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,066,340

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement
(Insured; FSA)	5.13	7/1/30	1,970,000	2,060,384
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	1,500,000	1,571,835
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.00	1/1/08	1,245,000 [a]	1,284,031
Total Long-Term
Municipal Investments
(cost $217,683,085)				222,657,919

Short-Term Municipal
Investment—.4%

Maryland;
Maryland Economic Development
Corp., EDR (Federation of
American Societies for
Experimental Biology Project)
(LOC; SunTrust Bank)
(cost $900,000)	3.79	5/1/06	900,000 [b]	900,000

Total Investments (cost $218,583,085)			98.6%	223,557,919
Cash and Receivables (Net)			1.4%	3,236,724
Net Assets			100.0%	226,794,643

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	44.2
AA	Aa		AA	35.9
A	A		A	8.7
BBB	Baa		BBB	5.8
BB	Ba		BB	.9
F1	MIG1/P1		SP1/A1	.4
Not Rated [c]	Not Rated [c]		Not Rated [c]	4.1
				100.0
†	Based on total investments.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		218,583,085	223,557,919
Interest receivable			3,015,664
Receivable for shares of Beneficial Interest subscribed			2,463,916
Prepaid expenses			10,163
			229,047,662

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			164,564
Cash overdraft due to Custodian			90,653
Payable for investment securities purchased			1,667,549
Payable for shares of Beneficial Interest redeemed			256,059
Accrued expenses			74,194
			2,253,019

Net Assets ($)			226,794,643

Composition of Net Assets ($):
Paid-in capital			231,555,762
Accumulated net realized gain (loss) on investments			(9,735,953)
Accumulated net unrealized appreciation
(depreciation) on investments			4,974,834

Net Assets ($)			226,794,643

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	192,952,823	29,140,178	4,701,642
Shares Outstanding	15,925,723	2,404,681	387,832

Net Asset Value Per Share ($)	12.12	12.12	12.12

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	11,319,881
Expenses:
Management fee—Note 3(a)	1,301,803
Shareholder servicing costs—Note 3(c)	736,607
Distribution fees—Note 3(b)	203,841
Professional fees	34,642
Custodian fees	28,246
Registration fees	21,130
Prospectus and shareholders’ reports	12,416
Trustees’ fees and expenses—Note 3(d)	6,050
Loan commitment fees—Note 2	1,572
Miscellaneous	25,276
Total Expenses	2,371,583
Less—reduction in custody fees due
to earnings credits—Note 1(b)	(9,745)
Net Expenses	2,361,838
Investment Income—Net	8,958,043

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	521,497
Net unrealized appreciation (depreciation) on investments	(5,055,935)
Net Realized and Unrealized Gain (Loss) on Investments	(4,534,438)
Net Increase in Net Assets Resulting from Operations	4,423,605

See notes to financial statements.
20

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	8,958,043	9,790,686
Net realized gain (loss) on investments	521,497	1,400,873
Net unrealized appreciation
(depreciation) on investments	(5,055,935)	3,686,497
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,423,605	14,878,056

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(7,693,140)	(8,087,286)
Class B shares	(1,101,102)	(1,504,657)
Class C shares	(163,772)	(191,378)
Net realized gain on investments:
Class A shares	(56,138)	—
Class B shares	(9,062)	—
Class C shares	(1,525)	—
Total Dividends	(9,024,739)	(9,783,321)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	13,803,210	15,149,538
Class B shares	1,246,019	1,381,990
Class C shares	641,515	547,189
Dividends reinvested:
Class A shares	5,159,847	5,164,994
Class B shares	657,485	882,042
Class C shares	86,085	89,651
Cost of shares redeemed:
Class A shares	(24,447,412)	(35,091,645)
Class B shares	(9,957,192)	(15,464,752)
Class C shares	(1,577,650)	(1,298,861)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(14,388,093)	(28,639,854)
Total Increase (Decrease) in Net Assets	(18,989,227)	(23,545,119)

Net Assets ($):
Beginning of Period	245,783,870	269,328,989
End of Period	226,794,643	245,783,870

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	1,125,513	1,233,845
Shares issued for dividends reinvested	420,286	420,261
Shares redeemed	(1,992,162)	(2,861,665)
Net Increase (Decrease) in Shares Outstanding	(446,363)	(1,207,559)

Class B [a]
Shares sold	101,371	112,373
Shares issued for dividends reinvested	53,529	71,785
Shares redeemed	(809,318)	(1,262,263)
Net Increase (Decrease) in Shares Outstanding	(654,418)	(1,078,105)

Class C
Shares sold	52,285	45,100
Shares issued for dividends reinvested	7,009	7,291
Shares redeemed	(128,375)	(105,628)
Net Increase (Decrease) in Shares Outstanding	(69,081)	(53,237)

[a]	During the period ended April 30, 2006, 401,740 Class B shares representing $4,946,678 were automatically converted to 401,832 Class A shares and during the period ended April 30, 2005, 572,057 Class B shares representing $7,018,405 were automatically converted to 572,161 Class A shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	12.36	12.12	12.37	11.82	11.94
Investment Operations:
Investment income—net [a]	.48	.48	.51	.55	.59
Net realized and unrealized gain
(loss) on investments	(.24)	.24	(.25)	.55	(.10)
Total from Investment Operations	.24	.72	.26	1.10	.49
Distributions:
Dividends from investment income—net	(.48)	(.48)	(.51)	(.55)	(.59)
Dividends from net realized gain
on investments	(.00)[b]	—	—	(.00)[b]	(.02)
Total Distributions	(.48)	(.48)	(.51)	(.55)	(.61)
Net asset value, end of period	12.12	12.36	12.12	12.37	11.82

Total Return (%) [c]	1.96	6.03	2.12	9.49	4.19

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	.93	.92	.93	.92
Ratio of net expenses
to average net assets	.91	.93	.92	.93	.92
Ratio of net investment income
to average net assets	3.87	3.90	4.15	4.53	4.93
Portfolio Turnover Rate	14.38	4.33	20.40	32.27	35.83

Net Assets, end of period ($ x 1,000)	192,953	202,323	213,004	234,408	228,669

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Exclusive of sales charge.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	12.36	12.12	12.37	11.83	11.94
Investment Operations:
Investment income—net [a]	.41	.42	.45	.49	.53
Net realized and unrealized gain
(loss) on investments	(.24)	.24	(.25)	.54	(.09)
Total from Investment Operations	.17	.66	.20	1.03	.44
Distributions:
Dividends from investment income—net	(.41)	(.42)	(.45)	(.49)	(.53)
Dividends from net realized gain
on investments	(.00)[b]	—	—	(.00)[b]	(.02)
Total Distributions	(.41)	(.42)	(.45)	(.49)	(.55)
Net asset value, end of period	12.12	12.36	12.12	12.37	11.83

Total Return (%) [c]	1.43	5.49	1.61	8.86	3.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.42	1.43	1.42	1.44	1.43
Ratio of net expenses
to average net assets	1.42	1.43	1.42	1.44	1.43
Ratio of net investment income
to average net assets	3.35	3.40	3.65	4.01	4.41
Portfolio Turnover Rate	14.38	4.33	20.40	32.27	35.83

Net Assets, end of period ($ x 1,000)	29,140	37,811	50,140	57,892	52,833

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
See notes to financial statements.

24

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	12.37	12.12	12.38	11.83	11.94
Investment Operations:
Investment income—net [a]	.38	.39	.41	.46	.50
Net realized and unrealized gain
(loss) on investments	(.25)	.25	(.26)	.55	(.09)
Total from Investment Operations	.13	.64	.15	1.01	.41
Distributions:
Dividends from investment income—net	(.38)	(.39)	(.41)	(.46)	(.50)
Dividends from net realized gain
on investments	(.00)[b]	—	—	(.00)[b]	(.02)
Total Distributions	(.38)	(.39)	(.41)	(.46)	(.52)
Net asset value, end of period	12.12	12.37	12.12	12.38	11.83

Total Return (%) [c]	1.09	5.31	1.26	8.66	3.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69	1.69	1.68	1.70	1.67
Ratio of net expenses
to average net assets	1.69	1.69	1.68	1.70	1.67
Ratio of net investment income
to average net assets	3.10	3.14	3.37	3.74	4.15
Portfolio Turnover Rate	14.38	4.33	20.40	32.27	35.83

Net Assets, end of period ($ x 1,000)	4,702	5,650	6,185	6,128	4,194
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers eleven series including the Maryland Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
26

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

(which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income

28

and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $52,547, accumulated capital losses $9,735,982 and unrealized appreciation $4,974,863.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $980,446 expires in fiscal 2011, $1,838,009 expires in fiscal 2012 and $6,917,527 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005 were as follows: tax exempt income $8,958,014 and $9,783,321 and ordinary income $66,725 and $0, respectively.

During the period ended April 30, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $29, increased accumulated net realized gain (loss) on investments by $933 and decreased paid-in capital by $904. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2006, the Distributor retained $11,504 from commissions earned on sales of the fund’s Class A shares and $68,874 and $619 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $164,242 and $39,599, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C shares were charged $496,408, $82,121 and $13,200, respectively, pursuant to the Shareholder Services Plan.

30

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $96,003 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $101,931, Rule 12b-1 distribution plan fees $15,017, shareholder services plan fees $46,332 and chief compliance officer fees $1,284.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $33,115,841 and $44,869,766, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $218,583,056; accordingly, accumulated net unrealized appreciation on investments was $4,974,863, consisting of $6,670,433 gross unrealized appreciation and $1,695,570 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Maryland Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, Maryland Series (one of the funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund, Maryland Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2006 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Maryland residents, Maryland personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

34

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents
(1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991

36

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 37

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Maryland Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
35	Report of Independent Registered
Public Accounting Firm
36	Important Tax Information
37	Board Members Information
39	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Massachusetts Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, Massachusetts Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Massachusetts Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 1.48% for Class A shares, 0.86% for Class B shares, 0.64% for Class C shares and 1.56% for Class Z shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2 In addition, the fund is reported in the Lipper Massachusetts Municipal Debt Funds category, and the average total return for all funds reported in this category was 1.45% for the reporting period.3

Despite rising interest rates, municipal bond prices held up relatively well during most of the reporting period due to robust investor demand for a more limited number of securities. The fund’s Class A and Class Z shares produced slightly higher returns than its Lipper category average, primarily as a result of our yield-curve and security selection strategies. However, the fund’s returns fell short of its benchmark, primarily because the Index contains bonds from many states, not just Massachusetts, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Massachusetts state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Massachusetts state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to increase short-term interest rates, driving the overnight federal funds rate to 4.75% by the reporting period’s end. Longer-term bond yields climbed less than short-term yields for most of the reporting period, supporting bond prices and contributing to a further narrowing of yield differences between shorter- and longer-term securities. While renewed inflation concerns caused longer-term yields to rise more steeply in March and April 2006, it was not enough to erase the market’s positive total returns for the reporting period overall.

The fund’s results also were influenced by supply-and-demand factors. The steadily growing U.S. economy benefited Massachusetts along with most other states, helping to boost corporate and personal incomes. Consequently, Massachusetts enjoyed a budget surplus for its 2006 fiscal year. A reduced supply of newly issued securities was met with robust investor demand, putting upward pressure on prices.

In this environment, the fund continued to receive strong income contributions from its core holdings of seasoned bonds, which we purchased at a time when yields on newly issued securities were

4

substantially higher than today. In addition, our strategy of emphasizing maturities toward the longer end of the fund’s maturity range enabled the fund to participate more fully in strength among longer-term bonds. The fund also benefited from our security selection strategy, including bonds backed by the state’s settlement of litigation with U.S. tobacco companies. Although the fund’s relatively long “average duration” (a measure of sensitivity to changing interest rates) eroded some of its value when inflation concerns intensified during the last two months of the reporting period, it did not fully offset the benefits of our security selection and yield-curve strategies.

What is the fund’s current strategy?

If, as we expect, the Fed ends its credit tightening campaign over the next several months, yield differences between shorter- and longer-term securities could widen from currently narrow levels. Similarly, yield differences between higher- and lower-rated securities may increase. Therefore, we are prepared to move the fund’s focus toward high-quality, intermediate-term securities when we see evidence that short-term interest rates have peaked.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided for Class Z shares reflects the absorption of certain expenses by
The Dreyfus Corporation pursuant to an agreement in effect until April 30, 2006, at which time it was terminated. Had these expenses not been absorbed, the return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund, Massachusetts Series on 4/30/96 to a $10,000 investment made in the Lehman
Brothers Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
Performance for Class Z shares will vary from the performance of Class A, Class B and Class C shares shown above due to differences in charges and expenses.
The fund invests primarily in Massachusetts municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A, Class
B and Class C shares.The Index is not limited to investments principally in Massachusetts municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/06

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class Z shares	10/20/04	1.56%	—	—	2.48%
Class A shares
with maximum sales charge (4.5%)		(3.10)%	4.29%	4.93%
without sales charge		1.48%	5.25%	5.41%
Class B shares
with applicable redemption charge †		(3.04)%	4.33%	5.09%
without redemption		0.86%	4.67%	5.09%
Class C shares
with applicable redemption charge ††		(0.33)%	4.43%	4.61%
without redemption		0.64%	4.43%	4.61%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Massachusetts Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.59	$ 7.22	$ 8.26	$ 3.74
Ending value (after expenses)	$1,012.30	$1,008.80	$1,007.70	$1,012.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.61	$ 7.25	$ 8.30	$ 3.76
Ending value (after expenses)	$1,020.23	$1,017.60	$1,016.56	$1,021.08

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.45% for Class B, 1.66% for
Class C, and .75% for Class Z; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.3%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—91.7%
Bellingham
(Insured; AMBAC)	5.00	3/1/17	1,945,000	2,038,263
Bellingham
(Insured; AMBAC)	5.00	3/1/18	2,040,000	2,136,900
Bellingham
(Insured; AMBAC)	5.00	3/1/19	2,140,000	2,233,026
Bellingham
(Insured; AMBAC)	5.00	3/1/20	2,245,000	2,333,880
Boston	5.75	2/1/10	3,945,000 [a]	4,222,491
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Co. Project)	7.38	5/15/15	1,970,000	1,996,221
Brookline	5.25	4/1/20	3,860,000	4,072,339
Greater Lawrence Sanitation
District (Insured; MBIA)	5.75	6/15/10	1,425,000 [a]	1,545,783
Holliston
(Insured; MBIA)	5.25	4/1/20	1,655,000	1,763,402
Hopkinton	5.00	9/1/17	1,735,000	1,813,734
Hopkinton	5.00	9/1/18	1,735,000	1,812,173
Hopkinton	5.00	9/1/19	1,735,000	1,804,226
Hopkinton	5.00	9/1/20	1,735,000	1,797,304
Marblehead	5.00	8/15/23	1,835,000	1,916,566
Marblehead	5.00	8/15/24	1,925,000	2,007,833
Massachusetts,
Consolidated Loan	5.00	9/1/25	2,825,000	2,934,864
Massachusetts,
Consolidated Loan
(Insured; FSA)	5.13	3/1/12	3,000,000 [a]	3,188,880
Massachusetts,
Consolidated Loan
(Insured; MBIA)	5.38	8/1/12	1,000,000 [a]	1,077,810
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,329,815
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,218,720

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	5,255,000 [a]	5,557,793
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	1,000,000	1,045,990
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/30	1,495,000	1,562,021
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.00	7/1/12	1,000,000 [a]	1,061,770
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	0.00	5/1/26	5,385,000	2,100,904
Massachusetts Development Finance
Agency, Revenue (Assumption
College) (Insured; Radian)	6.00	3/1/30	1,905,000	2,047,208
Massachusetts Development Finance
Agency, Revenue (Landmark
School) (Insured; Radian)	5.25	6/1/29	1,100,000	1,117,490
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000 [a]	2,222,600
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/23	1,000,000	1,110,360
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College)	5.25	7/1/31	5,000,000	5,190,950
Massachusetts Development
Finance Agency, Revenue
(Neville Communities)
(Collateralized; GNMA)	5.75	6/20/22	600,000	662,730
Massachusetts Development Finance
Agency, Revenue (Neville
Communities) (Collateralized;
GNMA)	6.00	6/20/44	1,500,000	1,660,020
Massachusetts Development
Finance Agency, RRR (Ogden
Haverhill Project)	5.50	12/1/19	1,200,000	1,245,900

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	4,000,000	4,004,480
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	470,000	471,626
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
College Program) (Insured;
AMBAC)	5.25	10/1/26	2,845,000	2,974,903
Massachusetts Health and
Educational Facilities
Authority, Revenue (Daughters
of Charity)	6.10	7/1/06	1,100,000 [a]	1,104,642
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University)	6.00	7/1/10	2,500,000 [a]	2,736,275
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University)	5.00	7/15/22	2,945,000	3,071,340
Massachusetts Health and
Educational Facilities Authority,
Revenue (Harvard University)	5.13	7/15/37	2,000,000	2,073,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Healthcare
Systems-Covenant Health)	6.00	7/1/22	5,100,000	5,435,529
Massachusetts Health and
Educational Facilities Authority,
Revenue (Massachusetts
Institute of Technology)	5.50	7/1/32	1,160,000	1,342,190
Massachusetts Health and
Educational Facilities
Authority, Revenue (Medical
Academic and Scientific
Community Organization Issue)	6.63	1/1/15	2,500,000	2,539,550

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Hospital)	6.50	7/15/23	2,250,000	2,416,657
Massachusetts Health and
Educational Facilities
Authority, Revenue (New
England Medical Center
Hospital) (Insured; FGIC)	5.38	5/15/17	1,950,000	2,065,225
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	6.00	7/1/16	1,520,000	1,655,630
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	6.00	7/1/17	1,145,000	1,246,619
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.00	7/1/20	1,200,000	1,235,628
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.75	7/1/32	1,350,000	1,451,669
Massachusetts Health and
Educational Facilities
Authority, Revenue (Schepens
Eye Research) (Insured; ACA)	6.50	7/1/28	2,105,000	2,282,599
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College) (Insured; FGIC)	5.00	10/1/23	1,000,000	1,036,980
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,141,657
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University)	5.50	8/15/17	1,700,000	1,883,974

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University)	5.50	8/15/18	1,625,000	1,808,804
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University)	5.25	2/15/30	2,000,000	2,072,220
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,941,295
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,005,000	996,809
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College)	5.00	7/1/19	1,165,000	1,206,824
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	5.00	7/1/26	1,810,000	1,889,893
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	4.50	7/1/33	2,000,000	1,940,340
Massachusetts Housing Finance
Agency, Housing	5.00	12/1/26	1,250,000	1,253,650
Massachusetts Housing Finance
Agency, Housing	5.00	12/1/28	1,000,000	989,940
Massachusetts Housing Finance
Agency, Housing	5.00	6/1/30	1,000,000	1,018,270
Massachusetts Housing Finance
Agency, Housing	5.10	6/1/37	3,000,000	3,029,580
Massachusetts Housing Finance
Agency, Housing	5.10	12/1/37	2,180,000 [b]	2,185,101
Massachusetts Housing Finance
Agency, Housing Development
(Insured; MBIA)	5.40	6/1/20	345,000	352,117

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,620,000	1,617,197
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	2,000,000	2,031,240
Massachusetts Industrial Finance
Agency, Revenue (Phillips
Academy)	5.38	9/1/08	1,500,000 [a]	1,583,595
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	2,000,000	2,062,400
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue (Massachusetts-
American Hingham Project)	6.95	12/1/35	2,790,000	2,844,712
Massachusetts Turnpike Authority,
Metropolitan Highway System
Revenue (Insured; MBIA)	5.00	1/1/37	3,000,000	3,040,080
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	2/1/07	4,870,000 [a]	4,989,169
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/09	1,710,000 [a]	1,810,873
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	1,000,000	1,049,430
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,210,679
Massachusetts Water Resources
Authority (Insured; MBIA)	5.20	8/1/11	1,000,000 [a]	1,071,240
Massachusetts Water Resources
Authority (Insured; MBIA)	5.25	8/1/26	2,000,000	2,159,680
Massachusetts Water Resources
Authority (Insured; MBIA)	5.00	8/1/29	2,000,000	2,081,160
Medford
(Insured; AMBAC)	5.00	3/15/19	1,155,000	1,205,335
Narragansett Regional School
District (Insured; AMBAC)	6.50	6/1/16	1,205,000	1,342,346
New England Educational Loan
Marketing Corp., Student Loan
Revenue	6.90	11/1/09	1,000,000	1,037,380

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Northampton
(School Project Loan Act of
1948) (Insured; MBIA)	5.75	5/15/06	1,520,000 [a]	1,551,768
Pittsfield
(Insured; MBIA)	5.13	4/15/22	1,500,000	1,586,415
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	1,000,000 [a]	1,076,180
Triton Regional School District
(Insured; FGIC)	5.25	4/1/19	1,420,000	1,508,636
Triton Regional School District
(Insured; FGIC)	5.25	4/1/20	1,420,000	1,508,636
Westfield
(Insured; FGIC)	6.50	5/1/10	1,750,000 [a]	1,943,183
Woods Hole, Martha’s Vineyard and
Nantucket Steamship Authority,	5.00	3/1/19	4,070,000	4,272,890
U.S. Related—8.6%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	2,075,000	2,115,670
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,274,170
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	311,850
Puerto Rico Commonwealth,
Public Improvement (Insured;
XLCA)	5.25	7/1/17	1,460,000	1,581,954
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/29	1,700,000	1,748,671
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	1,000,000	1,047,890
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; CIFG)	5.75	7/1/19	2,000,000	2,211,720

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; CIFG)	5.75	7/1/20	2,000,000	2,211,720
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	4,665,000	1,101,873
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	2,118,367
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,279,256

Total Investments (cost $189,922,599)			100.3%	197,272,347

Liabilities, Less Cash and Receivables			(.3%)	(682,005)

Net Assets			100.0%	196,590,342

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Purchased on a delayed delivery basis.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	49.1
AA		Aa		AA	32.3
A		A		A	9.3
BBB		Baa		BBB	9.3
					100.0

† Based on total investments.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			189,922,599	197,272,347
Receivable for investment securities sold				2,959,905
Interest receivable				2,853,031
Receivable for shares of Beneficial Interest subscribed				110,739
Prepaid expenses				13,038
				203,209,060

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				107,635
Payable for investment securities purchased				5,260,417
Cash overdraft due to Custodian				1,147,920
Payable for shares of Beneficial Interest redeemed				44,932
Accrued expenses				57,814
				6,618,718

Net Assets ($)				196,590,342

Composition of Net Assets ($):
Paid-in capital				188,974,875
Accumulated net realized gain (loss) on investments				265,719
Accumulated net unrealized appreciation
(depreciation) on investments				7,349,748

Net Assets ($)				196,590,342

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	49,913,447	5,188,407	4,477,551	137,010,937
Shares Outstanding	4,319,313	449,475	387,191	11,857,456

Net Asset Value Per Share ($)	11.56	11.54	11.56	11.55

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	9,876,625
Expenses:
Management fee—Note 3(a)	1,122,663
Shareholder servicing costs—Note 3(c)	409,533
Distribution fees—Note 3(b)	61,553
Registration fees	29,291
Professional fees	26,225
Custodian fees	22,706
Prospectus and shareholders’ reports	14,931
Loan commitment fees—Note 2	1,602
Trustees’ fees and expenses—Note 3(d)	1,519
Miscellaneous	29,044
Total Expenses	1,719,067
Less—reduction in expenses
due to undertaking—Note 3(a)	(15,823)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(4,997)
Net Expenses	1,698,247
Investment Income-Net	8,178,378

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	452,915
Net realized gain (loss) on financial futures	(97,415)
Net Realized Gain (Loss)	355,500
Net unrealized appreciation (depreciation) on investments
(including $53,591 net unrealized appreciation on financial futures)	(5,422,109)
Net Realized and Unrealized Gain (Loss) on Investments	(5,066,609)
Net Increase in Net Assets Resulting from Operations	3,111,769

See notes to financial statements.
20

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	8,178,378	5,516,932
Net realized gain (loss) on investments	355,500	539,565
Net unrealized appreciation
(depreciation) on investments	(5,422,109)	1,495,076
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,111,769	7,551,573

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,987,149)	(2,010,462)
Class B shares	(196,150)	(224,320)
Class C shares	(137,851)	(120,989)
Class Z shares	(5,846,425)	(3,139,198)
Net realized gain on investments:
Class A shares	(98,779)	(83,683)
Class B shares	(11,262)	(10,821)
Class C shares	(8,580)	(6,855)
Class Z shares	(282,073)	(239,592)
Total Dividends	(8,568,269)	(5,835,920)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	7,517,958	5,067,753
Class B shares	213,873	501,762
Class C shares	756,080	1,876,976
Class Z shares	6,319,719	3,310,156
Net assets received in connection
with reorganization—Note 1	—	150,399,659
Dividends reinvested:
Class A shares	1,409,646	1,317,806
Class B shares	113,194	130,227
Class C shares	95,039	79,336
Class Z shares	4,537,431	2,503,897
Cost of shares redeemed:
Class A shares	(9,530,208)	(6,702,360)
Class B shares	(1,226,345)	(1,581,552)
Class C shares	(467,860)	(1,523,104)
Class Z shares	(17,367,119)	(8,714,923)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(7,628,592)	146,665,633
Total Increase (Decrease) in Net Assets	(13,085,092)	148,381,286

Net Assets ($):
Beginning of Period	209,675,434	61,294,148
End of Period	196,590,342	209,675,434

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class Aa
Shares sold	637,842	432,376
Shares issued for dividends reinvested	119,871	112,320
Shares redeemed	(808,781)	(574,624)
Net Increase (Decrease) in Shares Outstanding	(51,068)	(29,928)

Class B [a]
Shares sold	18,182	42,890
Shares issued for dividends reinvested	9,629	11,111
Shares redeemed	(104,474)	(135,865)
Net Increase (Decrease) in Shares Outstanding	(76,663)	(81,864)

Class C
Shares sold	64,204	158,476
Shares issued for dividends reinvested	8,077	6,754
Shares redeemed	(39,752)	(130,171)
Net Increase (Decrease) in Shares Outstanding	32,529	35,059

Class Z
Shares sold	536,924	277,772
Net assets received in connection
with reorganization—Note 1	—	12,659,904
Shares issued for dividends reinvested	385,822	211,941
Shares redeemed	(1,477,325)	(737,582)
Net Increase (Decrease) in Shares Outstanding	(554,579)	12,412,035

[a]	During the period ended April 30, 2006, 26,311 Class B shares representing $310,909, were automatically converted to 26,284 Class A shares and during the period ended April 30, 2005, 48,731 Class B shares representing $570,850 were automatically converted to 48,677 Class A shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	11.87	11.50	11.80	11.30	11.14
Investment Operations:
Investment income—net [a]	.46	.46	.46	.50	.53
Net realized and unrealized
gain (loss) on investments	(.29)	.39	(.21)	.50	.16
Total from Investment Operations	.17	.85	.25	1.00	.69
Distributions:
Dividends from investment income—net	(.46)	(.46)	(.46)	(.50)	(.53)
Dividends from net realized
gain on investments	(.02)	(.02)	(.09)	—	—
Total Distributions	(.48)	(.48)	(.55)	(.50)	(.53)
Net asset value, end of period	11.56	11.87	11.50	11.80	11.30

Total Return (%) [b]	1.48	7.54	2.15	9.04	6.25

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	.97	.99	.98	.97
Ratio of net expenses
to average net assets	.92	.97	.99	.98	.97
Ratio of net investment income
to average net assets	3.92	3.96	3.94	4.35	4.66
Portfolio Turnover Rate	34.00	43.92	46.61	70.83	58.32

Net Assets, end of period ($ x 1,000)	49,913	51,884	50,624	56,826	51,756

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	11.86	11.50	11.80	11.29	11.14
Investment Operations:
Investment income—net [a]	.40	.40	.40	.44	.46
Net realized and unrealized
gain (loss) on investments	(.30)	.38	(.21)	.51	.16
Total from Investment Operations	.10	.78	.19	.95	.62
Distributions:
Dividends from investment income—net	(.40)	(.40)	(.40)	(.44)	(.47)
Dividends from net realized
gain on investments	(.02)	(.02)	(.09)	—	—
Total Distributions	(.42)	(.42)	(.49)	(.44)	(.47)
Net asset value, end of period	11.54	11.86	11.50	11.80	11.29

Total Return (%) [b]	.86	6.89	1.62	8.58	5.61

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45	1.49	1.51	1.48	1.48
Ratio of net expenses
to average net assets	1.45	1.49	1.51	1.48	1.48
Ratio of net investment income
to average net assets	3.39	3.44	3.41	3.80	4.13
Portfolio Turnover Rate	34.00	43.92	46.61	70.83	58.32

Net Assets, end of period ($ x 1,000)	5,188	6,239	6,990	6,944	4,611

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

24

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	11.88	11.51	11.82	11.31	11.15
Investment Operations:
Investment income—net [a]	.37	.37	.38	.41	.42
Net realized and unrealized
gain (loss) on investments	(.30)	.39	(.23)	.52	.17
Total from Investment Operations	.07	.76	.15	.93	.59
Distributions:
Dividends from investment income—net	(.37)	(.37)	(.37)	(.42)	(.43)
Dividends from net realized
gain on investments	(.02)	(.02)	(.09)	—	—
Total Distributions	(.39)	(.39)	(.46)	(.42)	(.43)
Net asset value, end of period	11.56	11.88	11.51	11.82	11.31

Total Return (%) [b]	.64	6.74	1.29	8.31	5.39

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66	1.72	1.74	1.71	1.72
Ratio of net expenses
to average net assets	1.66	1.71	1.74	1.71	1.72
Ratio of net investment income
to average net assets	3.18	3.20	3.15	3.50	3.81
Portfolio Turnover Rate	34.00	43.92	46.61	70.83	58.32

Net Assets, end of period ($ x 1,000)	4,478	4,214	3,680	2,532	725

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)
	Year Ended April 30,

Class Z Shares	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	11.87	11.88
Investment Operations:
Investment income—net[b]	.48	.25
Net realized and unrealized
gain (loss) on investments	(.30)	.01
Total from Investment Operations	.18	.26
Distributions:
Dividends from investment income—net	(.48)	(.25)
Dividends from net realized gain on investments	(.02)	(.02)
Total Distributions	(.50)	(.27)
Net asset value, end of period	11.55	11.87

Total Return (%)	1.56	2.23[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	.77[d]
Ratio of net expenses to average net assets	.75	.76[d]
Ratio of net investment income
to average net assets	4.09	4.07[d]
Portfolio Turnover Rate	34.00	43.92

Net Assets, end of period ($ x 1,000)	137,011	147,338

[a]	From October 14, 2004 (commencement of initial offering) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Massachusetts Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

As of the close of business on October 20, 2004, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Massachusetts Tax Exempt Bond Fund were transferred to the fund. Shareholders of Dreyfus Massachusetts Tax Exempt Bond Fund received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in Dreyfus Massachusetts Tax Exempt Bond Fund at the time of the exchange.The net asset value of the fund’s Class Z shares at the close of business on October 20, 2004, after the reorganization, was $11.88 per share and a total of 12,659,904 Class Z shares representing net assets of $150,399,659 (including $9,309,082 net unrealized appreciation on investments) were issued to Dreyfus Massachusetts Tax Exempt Bond Fund’s shareholders, in the exchange.The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically con-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

vert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of Dreyfus Massachusetts Tax Exempt Bond Fund as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.
28

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

30

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $38,333, undistributed ordinary income $14,700, undistributed capital gains $210,441 and unrealized appreciation $7,390,326.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005, were as follows: tax exempt income $8,167,575 and $5,494,969, ordinary income $227,981 and $72,793 and long-term capital gains $172,713 and $268,158, respectively.

During the period ended April 30, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $10,803, increased net realized gain (loss) on investments by $40,512 and decreased paid-in capital by $29,709. Net assets were not affected by this reclassification

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager has

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

contractually agreed to waive receipt of its fees and/or assume the fund’s expenses, until at least April 30, 2006, so that, the total annual operating expenses of the fund’s Class Z shares (exclusive of taxes, brokerage commissions, interest, commitment fees on borrowings and extraordinary expenses) do not exceed .78%. The reduction in expenses, pursuant to the undertaking, amounted to $15,823, during the period ended April 30, 2006.

During the period ended April 30, 2006, the Distributor retained $4,816 from commissions earned on sales of the fund’s Class A shares and $18,004 and $1,511 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $28,948 and $32,605, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C shares were charged $126,956, $14,474, and $10,868, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the

32

value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2006, Class Z shares were charged $152,572 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $70,157 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $89,221, Rule 12b-1 distribution plan fees $4,897, shareholders services plan fees $12,233 and chief compliance officer fees $1,284.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A .10% redemption fee is charged and retained by the fund on certain Class Z shares redeemed within thirty days of their issuance.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $68,832,430 and $71,875,714, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the under-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

lying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At April 30, 2006, there were no financial futures contracts outstanding.

At April 30, 2006, the cost of investments for federal income tax purposes was $189,882,021; accordingly, accumulated net unrealized appreciation on investments was $7,390,326, consisting of $7,828,092 gross unrealized appreciation and $437,766 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Massachusetts Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, Massachusetts Series (one of the funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund, Massachusetts Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

The Fund 35

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended April 30, 2006:

  all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes), and the fund hereby designates $.0100 per share as a long-term capital gain distribution of the $.0232 per share paid on December 16, 2005.

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

36

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents
(1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

38

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

40

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Massachusetts Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Michigan Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, Michigan Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Michigan Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 2.11% for Class A shares, 1.58% for Class B shares and 1.44% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2 In addition, the fund is reported in the Lipper Michigan Municipal Debt Funds category, and the average total return for all funds reported in this category was 1.62% for the reporting period.3

Despite rising short-term interest rates throughout the reporting period, longer-term municipal bond prices continued to hold up relatively well. The fund’s Class A shares produced a higher return than its Lipper category average, and was in line with the fund’s benchmark, primarily due to strong income contributions from its core holdings of seasoned bonds, strength among lower-rated credits and the success of our yield curve strategy.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Michigan state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Michigan state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) implemented eight more increases in the overnight federal funds rate, driving it to 4.75% by the reporting period’s end.While longer-term bond yields also rose, they climbed less steeply than short-term rates, contributing to a further narrowing of yield differences between the short and long ends of the market’s maturity range. A more pronounced rise in long-term yields in March and April was not enough to erase the fund’s positive absolute performance for the reporting period overall.

The fund’s results also were influenced by supply-and-demand factors. While Michigan’s fiscal recovery has been hindered by the troubled automotive industry, a growing U.S. economy benefited most states and municipalities, helping to reduce unemployment and boost corporate and personal incomes. As a result, the national supply of newly issued bonds moderated. However, investor demand generally remained robust, putting downward pressure on bond yields and supporting their prices.

In this environment, the fund continued to receive strong income contributions from its core holdings of seasoned bonds, which were purchased with significantly higher yields than are available today. Some of those holdings were “advance refunded” by their issuers, a process in which new securities are issued at lower yields and part of the proceeds are set aside to redeem higher yielding bonds at the earliest available

4

opportunity.Advance refunded securities are beneficial to shareholders as their prices tend to rise, reflecting the new, shorter effective maturity of the bonds.The fund also received strong income contributions from its corporate-backed holdings, including lower-rated bonds.

Finally, the fund benefited from our focus on longer-maturity bonds and de-emphasis in the intermediate-term range. This yield curve strategy helped the fund participate more fully in strength at the longer end of the range for most of the reporting period.

What is the fund’s current strategy?

Although we believe that the Fed may be nearing the end of its credit tightening campaign, we expect at least one more rate hike before it pauses to assess the impact of its previous moves on the economy and inflation. Therefore, we have begun to position the fund for stable short-term interest rates, higher levels of market volatility and wider yield differences between shorter- and longer-term municipal bonds. Of course, we are prepared to adjust our investment strategies should market expectations change.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Michigan residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund, Michigan Series on 4/30/96 to a $10,000 investment made in the Lehman Brothers
Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in Michigan municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The
Index is not limited to investments principally in Michigan municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-
term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(2.49)%	3.82%	4.63%
without sales charge		2.11%	4.78%	5.11%
Class B shares
with applicable redemption charge †		(2.35)%	3.90%	4.79%
without redemption		1.58%	4.24%	4.79%
Class C shares
with applicable redemption charge ††		0.46%	4.03%	4.33%
without redemption		1.44%	4.03%	4.33%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Michigan Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.69	$ 7.28	$ 8.32
Ending value (after expenses)	$1,012.50	$1,010.60	$1,009.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.71	$ 7.30	$ 8.35
Ending value (after expenses)	$1,020.13	$1,017.55	$1,016.51

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.46% for Class B and 1.67%
for Class C, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.3%	Rate (%)	Date	Amount ($)	Value ($)

Michigan—96.0%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	4,460,000	4,791,601
Anchor Bay School District,
Building and Site
(Insured; FGIC)	6.00	5/1/09	1,500,000 [a]	1,595,700
Brighton Area School District
(Insured; AMBAC)	0.00	5/1/14	8,000,000	5,697,680
Brighton Area School District
(Insured; AMBAC)	0.00	5/1/20	3,900,000	2,031,627
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000 [a]	4,402,920
Detroit,
Water Supply System Revenue
(Insured; MBIA)	5.00	7/1/34	8,650,000	8,850,940
Detroit City School District,
School Building and Site
Improvement (Insured; FGIC)	6.00	5/1/20	1,000,000	1,167,700
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	1,177,068
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	1,182,219
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	2,515,000	2,631,042
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,882,692
Fowlerville Community Schools
School District (Insured; MBIA)	5.60	5/1/07	2,995,000 [a]	3,052,534
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000 [a]	3,187,830
Huron Valley School District
(Insured; FGIC)	0.00	5/1/18	6,270,000	3,613,213
Kalamazoo Hospital Finance
Authority, Hospital Facilities
Revenue (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,287,860
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	2,000,000	2,159,240

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Michigan Higher Education
Facilities Authority, LOR
(Hillsdale College Project)	5.00	3/1/35	1,200,000	1,212,324
Michigan Higher Education Student
Loan Authority, Student Loan
Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000	1,590,574
Michigan Hospital Finance
Authority, HR (Detroit Medical
Center)	8.13	8/15/12	75,000	75,113
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	3/1/17	1,000,000	1,065,860
Michigan Hospital Finance
Authority, HR (Sparrow
Obligated Group)
(Insured; MBIA)	5.00	11/15/36	2,000,000	2,051,160
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group)
(Insured; AMBAC)	6.00	12/1/27	3,500,000	3,816,925
Michigan Housing Representatives,
COP (Insured; AMBAC)	0.00	8/15/22	4,525,000	2,085,482
Michigan Municipal Bond Authority,
Clean Water Revolving
Fund Revenue	6.62	10/1/21	5,100,000 [b,c]	5,789,112
Michigan Strategic Fund,
LOR (Detroit Edison Co. Exempt
Facilities Project)
(Insured; XLCA)	5.25	12/15/32	1,250,000	1,295,988
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	715,687
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	1,000,000	1,023,230
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,600,000	2,591,602
Monroe County Economic Development
Corp., LOR (Detroit Edison Co.
Project) (Insured; FGIC)	6.95	9/1/22	2,000,000	2,559,000

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/31	3,170,000	3,385,338
Redford University School District
(Insured; AMBAC)	5.50	5/1/15	1,260,000	1,387,953
Romulus Economic Development
Corp., Limited Obligation EDR
(Romulus HIR Limited
Partnership Project) (Insured;
ITT Lyndon Property
Insurance Co.)	7.00	11/1/15	3,700,000	4,414,544
Sterling Heights,
Judgment Funding
(Insured; FGIC)	5.38	10/1/17	1,000,000	1,043,570
Sterling Heights,
Judgment Funding
(Insured; FGIC)	5.38	10/1/18	2,030,000	2,118,447
Stockbridge Community Schools	5.50	5/1/10	600,000 [a]	639,012
Sturgis Public School District,
School Building and Site	5.63	5/1/10	5,085,000 [a]	5,439,119
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,401,735
Wayne County Airport Authority,
Revenue (Detroit Metropolitan
Wayne County Airport)
(Insured; MBIA)	5.25	12/1/25	2,500,000	2,633,700
Wyandotte,
Electric Revenue
(Insured; MBIA)	5.38	10/1/16	1,870,000	1,954,636
Wyandotte,
Electric Revenue
(Insured; MBIA)	5.38	10/1/17	2,000,000	2,086,260
U.S. Related—.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	311,850
Total Long-Term
Municipal Investments
(cost $96,270,138)				102,400,087

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Short-Term Municipal	Coupon	Maturity	Principal
Investment—2.1%	Rate (%)	Date	Amount ($)	Value ($)

Michigan;
Michigan Strategic Fund,
LOR (Henry Ford Museum and
Greenfield Village Project)
(LOC; Comerica Bank)
(cost $2,200,000)	3.80	5/1/06	2,200,000 [d]	2,200,000

Total Investments (cost $98,470,138)			98.4%	104,600,087
Cash and Receivables (Net)			1.6%	1,753,557
Net Assets			100.0%	106,353,644

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, this security amounted to $5,789,112 or 5.4% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

12

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	63.4
AA	Aa		AA	5.8
A	A		A	8.1
BBB	Baa		BBB	5.6
BB	Ba		BB	3.7
F1	MIG1/P1		SP1/A1	2.1
Not Rated [e]	Not Rated [e]		Not Rated [e]	11.3
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		98,470,138	104,600,087
Cash			124,229
Receivable for investment securities sold			5,352,450
Interest receivable			1,747,274
Receivable for shares of Beneficial Interest subscribed			4,500
Prepaid expenses			10,537
			111,839,077

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			83,609
Payable for investment securities purchased			5,199,122
Payable for shares of Beneficial Interest redeemed			155,284
Accrued expenses			47,418
			5,485,433

Net Assets ($)			106,353,644

Composition of Net Assets ($):
Paid-in capital			100,687,532
Accumulated net realized gain (loss) on investments			(463,837)
Accumulated net unrealized appreciation
(depreciation) on investments			6,129,949

Net Assets ($)			106,353,644

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	96,825,510	3,926,440	5,601,694
Shares Outstanding	6,462,484	262,116	373,774

Net Asset Value Per Share ($)	14.98	14.98	14.99

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	5,587,918
Expenses:
Management fee—Note 3(a)	610,424
Shareholder servicing costs—Note 3(c)	364,131
Distribution fees—Note 3(b)	66,490
Professional fees	32,345
Registration fees	21,651
Custodian fees	15,023
Prospectus and shareholders' reports	14,491
Trustees' fees and expenses—Note 3(d)	3,007
Loan commitment fees—Note 2	877
Miscellaneous	15,855
Total Expenses	1,144,294
Less—reduction in custody fees due
to earnings credits—Note 1(b)	(13,301)
Net Expenses	1,130,993
Investment Income—Net	4,456,925

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and options transactions	219,855
Net unrealized appreciation (depreciation) on investments	(2,346,648)
Net Realized and Unrealized Gain (Loss) on Investments	(2,126,793)
Net Increase in Net Assets Resulting from Operations	2,330,132

See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	4,456,925	4,959,049
Net realized gain (loss) on investments	219,855	1,340,856
Net unrealized appreciation
(depreciation) on investments	(2,346,648)	1,141,098
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,330,132	7,441,003

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(4,094,517)	(4,461,255)
Class B shares	(175,223)	(285,790)
Class C shares	(186,464)	(210,878)
Total Dividends	(4,456,204)	(4,957,923)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	4,084,813	5,300,452
Class B shares	70,258	202,099
Class C shares	553,693	940,735
Dividends reinvested:
Class A shares	2,491,153	2,687,320
Class B shares	83,362	114,197
Class C shares	116,486	127,926
Cost of shares redeemed:
Class A shares	(10,063,675)	(12,486,747)
Class B shares	(2,263,470)	(3,720,481)
Class C shares	(545,842)	(2,477,968)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(5,473,222)	(9,312,467)
Total Increase (Decrease) in Net Assets	(7,599,294)	(6,829,387)

Net Assets ($):
Beginning of Period	113,952,938	120,782,325
End of Period	106,353,644	113,952,938

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	267,963	348,394
Shares issued for dividends reinvested	163,658	176,683
Shares redeemed	(661,631)	(823,830)
Net Increase (Decrease) in Shares Outstanding	(230,010)	(298,753)

Class B [a]
Shares sold	4,626	13,346
Shares issued for dividends reinvested	5,473	7,514
Shares redeemed	(148,186)	(245,764)
Net Increase (Decrease) in Shares Outstanding	(138,087)	(224,904)

Class C
Shares sold	36,233	62,045
Shares issued for dividends reinvested	7,653	8,415
Shares redeemed	(35,776)	(165,071)
Net Increase (Decrease) in Shares Outstanding	8,110	(94,611)

[a]	During the period ended April 30, 2006, 46,889 Class B shares representing $716,503 were automatically converted to 46,877 Class A shares and during the period ended April 30, 2005, 119,707 Class B shares representing $1,818,779 were automatically converted to 119,677 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	15.28	14.95	15.51	15.07	14.82
Investment Operations:
Investment income—net [a]	.62	.65	.68	.72	.73
Net realized and unrealized gain
(loss) on investments	(.30)	.33	(.56)	.44	.25
Total from Investment Operations	.32	.98	.12	1.16	.98
Distributions:
Dividends from investment
income—net	(.62)	(.65)	(.68)	(.72)	(.73)
Net asset value, end of period	14.98	15.28	14.95	15.51	15.07

Total Return (%) [b]	2.11	6.68	.72	7.85	6.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97	.96	.95	.95	.94
Ratio of net expenses
to average net assets	.96	.96	.95	.95	.94
Ratio of net investment income
to average net assets	4.08	4.30	4.39	4.70	4.86
Portfolio Turnover Rate	17.78	21.12	20.76	27.03	38.11

Net Assets, end of period ($ x 1,000)	96,826	102,251	104,551	116,844	117,732

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	15.28	14.95	15.51	15.06	14.82
Investment Operations:
Investment income—net [a]	.54	.57	.60	.64	.65
Net realized and unrealized gain
(loss) on investments	(.30)	.33	(.56)	.45	.24
Total from Investment Operations	.24	.90	.04	1.09	.89
Distributions:
Dividends from investment
income—net	(.54)	(.57)	(.60)	(.64)	(.65)
Net asset value, end of period	14.98	15.28	14.95	15.51	15.06

Total Return (%) [b]	1.58	6.14	.21	7.38	6.11

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51	1.49	1.45	1.45	1.44
Ratio of net expenses
to average net assets	1.49	1.48	1.45	1.45	1.44
Ratio of net investment income
to average net assets	3.55	3.81	3.88	4.18	4.34
Portfolio Turnover Rate	17.78	21.12	20.76	27.03	38.11

Net Assets, end of period ($ x 1,000)	3,926	6,114	9,347	11,449	10,201

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

20

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	15.28	14.96	15.51	15.07	14.82
Investment Operations:
Investment income—net [a]	.51	.54	.56	.60	.62
Net realized and unrealized gain
(loss) on investments	(.29)	.32	(.55)	.45	.25
Total from Investment Operations	.22	.86	.01	1.05	.87
Distributions:
Dividends from investment
income—net	(.51)	(.54)	(.56)	(.61)	(.62)
Net asset value, end of period	14.99	15.28	14.96	15.51	15.07

Total Return (%) [b]	1.44	5.84	.06	7.07	5.93

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70	1.69	1.67	1.68	1.68
Ratio of net expenses
to average net assets	1.68	1.69	1.67	1.68	1.68
Ratio of net investment income
to average net assets	3.35	3.59	3.66	3.93	4.05
Portfolio Turnover Rate	17.78	21.12	20.76	27.03	38.11

Net Assets, end of period ($ x 1,000)	5,602	5,588	6,885	7,508	4,978

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Michigan Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (‘Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
22

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money mar- ket fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligi- ble to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income

24

and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $44,402, accumulated capital losses $444,634 and unrealized appreciation $6,133,012. In addition, the fund had $22,266 of capital losses realized after October 31, 2005, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, the carryover expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005 were as follows: tax exempt income $4,456,204 and $4,957,923, respectively.

During the period ended April 30, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $721, increased accumulated net realized gain (loss) on investments by $3,062 and decreased paid-in capital by $2,341. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2006, the Distributor retained $9,985 from commissions earned on sales of the fund’s Class A shares and $20,081 and $974 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $24,703 and $41,787, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C shares were charged $251,185, $12,352 and $13,929, respectively, pursuant to the Shareholder Services Plan.

26

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $60,753 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $48,020, Rule 12b-1 distribution plan fees $5,063, shareholder services plan fees $21,918, chief compliance officer fees $1,284 and transfer agency per account fees $7,324.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended April 30, 2006, amounted to $19,170,753 and $24,099,929, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $98,467,075; accordingly, accumulated net unrealized appreciation on investments was $6,133,012, consisting of $6,347,905 gross unrealized appreciation and $214,893 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Michigan Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, Michigan Series (one of the funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund, Michigan Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Michigan residents, Michigan personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

30

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

The Fund 31

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

32

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager - Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 33

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Michigan Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
29	Report of Independent Registered
Public Accounting Firm
30	Important Tax Information
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Minnesota Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, Minnesota Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Minnesota Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 2.58% for Class A shares, 2.06% for Class B shares and 1.81% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2 In addition, the fund is reported in the Lipper Minnesota Municipal Debt Funds category, and the average total return for all funds reported in this category was 1.77% for the reporting period.3

Despite rising short-term interest rates throughout the reporting period, longer-term municipal bond prices continued to hold up relatively well. The fund’s Class A shares produced higher returns than its benchmark and Lipper category average, primarily as a result of strong income contributions from the fund’s core holdings of seasoned bonds, strength among lower-rated credits and the success of our yield curve strategy.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) implemented eight more increases in the overnight federal funds rate, driving it to 4.75% by the reporting period’s end.While longer-term bond yields also rose, they climbed less steeply than short-term rates, contributing to a further narrowing of yield differences between the short and long ends of the market’s maturity range. A more pronounced rise in long-term yields in March and April was not enough to erase the fund’s positive absolute performance for the reporting period overall.

The fund’s results also were influenced by supply-and-demand factors. Like most other states, a growing U.S. economy has benefited Minnesota and its municipalities, helping to reduce unemployment and boost corporate and personal incomes. As a result, the supply of newly issued bonds moderated. However, investor demand generally remained robust, putting downward pressure on bond yields and supporting their prices.

In this environment, the fund continued to receive strong income contributions from its core holdings of seasoned bonds, which were purchased with significantly higher yields than are available today. Some of those holdings were “advance refunded” by their issuers, a process in which new securities are issued at lower yields and part of the proceeds are set

4

aside to redeem higher yielding bonds at the earliest available opportunity. Advance refunded securities are beneficial to shareholders as their prices tend to rise, reflecting the new, shorter effective maturity of the bonds. The fund also received strong income contributions from its corporate-backed holdings, including lower-rated bonds.

Finally, the fund benefited from our focus on longer-maturity bonds and de-emphasis in the intermediate-term range. This yield curve strategy helped the fund participate more fully in strength at the longer end of the range for most of the reporting period.

What is the fund’s current strategy?

Although we believe that the Fed may be nearing the end of its credit tightening campaign, we expect at least one more rate hike before it pauses to assess the impact of its previous moves on the economy and inflation. Therefore, we have begun to position the fund for stable short-term interest rates, higher levels of market volatility and wider yield differences between shorter- and longer-term municipal bonds. Of course, we are prepared to adjust our investment strategies should market expectations change.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund, Minnesota Series on 4/30/96 to a $10,000 investment made in the Lehman Brothers
Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in Minnesota municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The
Index is not limited to investments principally in Minnesota municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-
term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(2.06)%	4.50%	4.74%
without sales charge		2.58%	5.47%	5.23%
Class B shares
with applicable redemption charge †		(1.88)%	4.60%	4.90%
without redemption		2.06%	4.93%	4.90%
Class C shares
with applicable redemption charge ††		0.83%	4.67%	4.40%
without redemption		1.81%	4.67%	4.40%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Minnesota Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.60	$ 7.14	$ 8.33
Ending value (after expenses)	$1,016.30	$1,013.80	$1,012.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.61	$ 7.15	$ 8.35
Ending value (after expenses)	$1,020.23	$1,017.70	$1,016.51

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.43% for Class B and 1.67%
for Class C, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)	Value ($)

Andover Economic Development
Authority, Public Facility LR
(Andover Community Center)	5.20	2/1/34	1,500,000	1,539,840
Anoka County,
SWDR (United Power Association
Project) (Guaranteed; National
Rural Utilities Cooperative
Finance Corp.)	6.95	12/1/08	1,645,000	1,648,635
Bloomington Independent School
District Number 271
(Insured; FSA)	5.13	2/1/24	2,000,000	2,093,420
Chaska,
Electric Revenue	6.00	10/1/10	3,000,000 [a]	3,272,130
Chaska,
Electric Revenue	5.25	10/1/25	1,000,000	1,048,440
Chaska,
Electric Revenue	5.00	10/1/30	1,035,000	1,048,155
Columbia Heights,
MFHR (Crest View)
(Collateralized; GNMA)	6.63	4/20/43	1,500,000	1,611,105
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	3,050,730
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke’s Hospital)	7.25	6/15/32	3,000,000	3,210,270
Lake Superior Independent School
District Number 381
(Insured; FSA)	5.00	4/1/20	2,510,000	2,607,338
Lake Superior Independent School
District Number 381
(Insured; FSA)	5.00	4/1/21	2,640,000	2,739,977
Lakeville Independent School
District Number 194
(Insured; FGIC)	5.50	2/1/24	8,700,000	9,368,943
Mahtomedi Independent School
District Number 832
(Insured; MBIA)	0.00	2/1/17	1,275,000	786,535

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minneapolis	0.00	12/1/14	1,825,000	1,270,729
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation)	6.00	4/1/10	365,000	362,595
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation)	6.50	4/1/29	1,000,000	953,100
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,089,000
Minneapolis,
Tax Increment Revenue
(Saint Anthony Falls Project)	5.75	2/1/27	1,000,000	1,008,920
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Systems Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,082,620
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Systems Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,474,345
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport
Revenue (Insured; FGIC)	5.75	1/1/10	4,995,000 [a]	5,380,964
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport
Revenue (Insured; FGIC)	5.25	1/1/32	2,500,000	2,591,750
Minnesota
(Duluth Airport)	6.25	8/1/14	2,240,000	2,265,984
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	3,850,000 [a]	4,284,241
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	160,785

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/22	1,130,000	1,207,484
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/27	1,750,000	1,858,202
Minnesota Higher Education
Facilities Authority, College
and University Revenue
(University of Saint Thomas)	5.35	4/1/07	1,000,000 [a]	1,015,070
Minnesota Higher Education
Facilities Authority, College
and University Revenue
(University of Saint Thomas)	5.40	4/1/07	2,125,000 [a]	2,157,980
Minnesota Housing Finance Agency,
Residential Housing Finance	5.00	1/1/20	3,765,000	3,849,938
Minnesota Housing Finance Agency,
Residential Housing Finance	5.00	1/1/37	1,000,000	1,035,890
Minnesota Housing Finance
Agency, SFMR	5.80	1/1/19	1,105,000	1,151,598
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA)	5.45	1/1/22	585,000	607,838
Minnesota Retirement Systems,
Building Revenue	6.00	6/1/30	1,475,000	1,589,888
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	6.65	1/1/16	5,000,000 [b,c]	5,573,600
Northfield,
HR	6.00	11/1/31	2,000,000	2,102,620
Ramsey,
LR (Pact Charter School Project)	6.75	12/1/33	1,000,000	1,013,410
Rosemount Independent School
District Number 196 (Insured; MBIA)	0.00	4/1/14	2,960,000	2,116,104
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,563,780

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,500,000	1,606,380
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)
(Insured; ACA)	5.70	11/1/15	2,000,000	2,066,400
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000	2,035,240
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000	3,582,777
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	2,850,000 [a]	3,141,014
Shakopee Independent School
District Number 720, GO School
Building (Insured; MBIA)	4.25	2/1/26	2,100,000	1,991,283
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/25	4,505,000	1,854,393
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/26	4,625,000	1,804,953
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood
Health System)	5.00	12/1/21	1,000,000	1,017,070
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)
(Insured; ACA)	5.38	11/15/18	2,215,000	2,253,386
Washington County Housing and
Redevelopment Authority,
Pooled Financing (Insured; MBIA)	5.50	2/1/32	2,000,000	2,102,900

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Willmar
(Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000	4,114,000
Winona,
Health Care Facilities Revenue
(Winona Health)	6.00	7/1/34	2,500,000	2,632,100
Total Long-Term Municipal Investments
(cost $109,674,053)				114,995,849

Short-Term Municipal
Investment—.9%

Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College)
(cost $1,000,000)	3.82	5/1/06	1,000,000 [d]	1,000,000

Total Investments (cost $110,674,053)			98.9%	115,995,849
Cash and Receivables (Net)			1.1%	1,331,774
Net Assets			100.0%	117,327,623

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, this security amounted to $5,573,600 or 4.8% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	47.9
AA	Aa		AA	6.5
A	A		A	22.1
BBB	Baa		BBB	9.4
BB	Ba		BB	2.8
F1	MIG1/P1		SP1/A1	.9
Not Rated [e]	Not Rated [e]		Not Rated [e]	10.4
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		110,674,053	115,995,849
Interest receivable			1,708,544
Receivable for shares of Beneficial Interest subscribed			9,608
Prepaid expenses			8,010
			117,722,011

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			92,474
Cash overdraft due to Custodian			102,006
Payable for shares of Beneficial Interest redeemed			166,766
Accrued expenses			33,142
			394,388

Net Assets ($)			117,327,623

Composition of Net Assets ($):
Paid-in capital			111,830,835
Accumulated net realized gain (loss) on investments			174,992
Accumulated net unrealized appreciation
(depreciation) on investments			5,321,796

Net Assets ($)			117,327,623

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	102,509,802	10,420,216	4,397,605
Shares Outstanding	6,759,003	685,953	289,519

Net Asset Value Per Share ($)	15.17	15.19	15.19

See notes to financial statements.
16

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	6,238,123
Expenses:
Management fee—Note 3(a)	669,904
Shareholder servicing costs—Note 3(c)	386,392
Distribution fees—Note 3(b)	91,027
Professional fees	30,946
Registration fees	20,657
Prospectus and shareholders’ reports	16,841
Custodian fees	14,778
Trustees’ fees and expenses—Note 3(d)	3,165
Loan commitment fees—Note 2	958
Miscellaneous	17,299
Total Expenses	1,251,967
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(19,498)
Net Expenses	1,232,469
Investment Income—Net	5,005,654

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and options transactions	144,118
Net unrealized appreciation (depreciation) on investments	(2,095,100)
Net Realized and Unrealized Gain (Loss) on Investments	(1,950,982)
Net Increase in Net Assets Resulting from Operations	3,054,672

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	5,005,654	5,174,670
Net realized gain (loss) on investments	144,118	105,539
Net unrealized appreciation
(depreciation) on investments	(2,095,100)	2,984,094
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,054,672	8,264,303

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(4,427,436)	(4,479,602)
Class B shares	(428,511)	(534,014)
Class C shares	(149,707)	(161,054)
Net realized gain on investments:
Class A shares	—	(1,113,271)
Class B shares	—	(144,278)
Class C shares	—	(47,331)
Total Dividends	(5,005,654)	(6,479,550)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	5,607,121	6,064,032
Class B shares	483,647	400,151
Class C shares	859,075	690,550
Dividends reinvested:
Class A shares	2,833,104	3,619,489
Class B shares	114,261	245,003
Class C shares	50,030	52,406
Cost of shares redeemed:
Class A shares	(11,314,209)	(15,938,338)
Class B shares	(2,620,062)	(4,728,037)
Class C shares	(980,075)	(1,197,424)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(4,967,108)	(10,792,168)
Total Increase (Decrease) in Net Assets	(6,918,090)	(9,007,415)

Net Assets ($):
Beginning of Period	124,245,713	133,253,128
End of Period	117,327,623	124,245,713

18

		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	364,262	395,417
Shares issued for dividends reinvested	184,318	235,469
Shares redeemed	(736,193)	(1,045,589)
Net Increase (Decrease) in Shares Outstanding	(187,613)	(414,703)

Class B [a]
Shares sold	31,340	26,053
Shares issued for dividends reinvested	7,422	15,919
Shares redeemed	(170,211)	(308,423)
Net Increase (Decrease) in Shares Outstanding	(131,449)	(266,451)

Class C
Shares sold	55,733	44,788
Shares issued for dividends reinvested	3,250	3,405
Shares redeemed	(63,656)	(77,523)
Net Increase (Decrease) in Shares Outstanding	(4,673)	(29,330)

[a]	During the period ended April 30, 2006, 79,813 Class B shares representing $1,231,676 were automatically converted to 79,937 Class A shares and during the period ended April 30, 2005, 190,780 Class B shares representing $2,922,800 were automatically converted to 191,111 Class A shares.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	15.42	15.19	15.57	14.88	14.60
Investment Operations:
Investment income—net [a]	.64	.64	.65	.67	.70
Net realized and unrealized
gain (loss) on investments	(.25)	.40	(.36)	.69	.28
Total from Investment Operations	.39	1.04	.29	1.36	.98
Distributions:
Dividends from investment income—net	(.64)	(.65)	(.65)	(.67)	(.70)
Dividends from net realized
gain on investments	—	(.16)	(.02)	`	—
Total Distributions	(.64)	(.81)	(.67)	(.67)	(.70)
Net asset value, end of period	15.17	15.42	15.19	15.57	14.88

Total Return (%) [b]	2.58	6.99	1.85	9.31	6.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	.95	.93	.94	.93
Ratio of net expenses
to average net assets	.94	.94	.93	.94	.93
Ratio of net investment income
to average net assets	4.19	4.21	4.20	4.39	4.71
Portfolio Turnover Rate	7.24	9.86	29.35	22.45	33.33

Net Assets, end of period ($ x 1,000)	102,510	107,083	111,837	122,406	117,881

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.
20

		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	15.44	15.22	15.59	14.90	14.62
Investment Operations:
Investment income—net [a]	.56	.56	.57	.59	.62
Net realized and unrealized
gain (loss) on investments	(.24)	.39	(.35)	.69	.28
Total from Investment Operations	.32	.95	.22	1.28	.90
Distributions:
Dividends from investment income—net	(.57)	(.57)	(.57)	(.59)	(.62)
Dividends from net realized
gain on investments	—	(.16)	(.02)	—	—
Total Distributions	(.57)	(.73)	(.59)	(.59)	(.62)
Net asset value, end of period	15.19	15.44	15.22	15.59	14.90

Total Return (%) [b]	2.06	6.36	1.40	8.74	6.26

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.46	1.46	1.43	1.44	1.44
Ratio of net expenses
to average net assets	1.45	1.45	1.43	1.44	1.44
Ratio of net investment income
to average net assets	3.68	3.70	3.69	3.85	4.18
Portfolio Turnover Rate	7.24	9.86	29.35	22.45	33.33

Net Assets, end of period ($ x 1,000)	10,420	12,621	16,493	18,089	13,714

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	15.44	15.21	15.59	14.90	14.62
Investment Operations:
Investment income—net [a]	.53	.53	.53	.55	.56
Net realized and unrealized
gain (loss) on investments	(.25)	.39	(.36)	.69	.31
Total from Investment Operations	.28	.92	.17	1.24	.87
Distributions:
Dividends from investment income—net	(.53)	(.53)	(.53)	(.55)	(.59)
Dividends from net realized
gain on investments	—	(.16)	(.02)	—	—
Total Distributions	(.53)	(.69)	(.55)	(.55)	(.59)
Net asset value, end of period	15.19	15.44	15.21	15.59	14.90

Total Return (%) [b]	1.81	6.18	1.09	8.48	5.99

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70	1.70	1.67	1.69	1.69
Ratio of net expenses
to average net assets	1.69	1.69	1.67	1.69	1.69
Ratio of net investment income
to average net assets	3.43	3.45	3.43	3.61	3.85
Portfolio Turnover Rate	7.24	9.86	29.35	22.45	33.33

Net Assets, end of period ($ x 1,000)	4,398	4,542	4,922	4,189	3,211

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers eleven series including the Minnesota Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each Class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money mar- ket fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligi- ble to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute

24

a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carry-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

overs, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $19,771, undistributed capital gains $174,992 and unrealized appreciation $5,321,796.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005 were as follows: tax exempt income $5,005,654 and $5,174,670, ordinary income $0 and $55,588 and long-term capital gains $0 and $1,249,292, respectively.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

26

During the period ended April 30, 2006, the Distributor retained $4,586 from commissions earned on sales of the fund’s Class A shares and $19,804 and $78 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $58,295 and $32,732, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C shares were charged $264,443, $29,148 and $10,911, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $53,255 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $53,149, Rule 12b-1 distribution plan fees $7,068, shareholder services plan fees $24,158, chief compliance officer fees $1,284 and transfer agency per account fees $6,815.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended April 30, 2006, amounted to $8,694,246 and $17,363,908, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $110,674,053; accordingly, accumulated net unrealized appreciation on investments was $5,321,796, consisting of $5,527,362 gross unrealized appreciation and $205,566 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Minnesota Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, Minnesota Series (one of the funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund, Minnesota Series at April 30,2006,the results of its operations for the year then ended,the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

The Fund 29

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Minnesota residents, Minnesota personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

30

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

34

NOTES

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Minnesota Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
North Carolina Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, North Carolina Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, North Carolina Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 2.01% for Class A shares, 1.49% for Class B shares and 1.25% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2 In addition, the fund is reported in the Lipper North Carolina Municipal Debt Funds category, and the average total return for all funds reported in the category was 1.52% for the reporting period.3

Despite rising interest rates in a growing economy, municipal bond prices held up relatively well over the reporting period, due to low inflation and robust investor demand for a more limited supply of newly issued securities. The fund’s Class A shares produced a higher return than the fund’s Lipper category average, primarily as a result of the fund’s focus on longer-term bonds. However, the fund under-performed its benchmark, which contains bonds from many states, not just North Carolina, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and North Carolina state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from North Carolina state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Although rising short-term interest rates historically have tended to erode bond prices, municipal bonds retained much of their value during the reporting period. We attribute the market’s resilience to persistently low inflation, which appeared to reassure fixed-income investors, robust investor demand for tax-exempt income and a declining supply of newly issued securities.

The fund also benefited during the reporting period from better fiscal conditions in North Carolina. After previous job losses in the manufacturing, technology and telecommunications sectors, the state’s unemployment rate recently has declined. As a result, North Carolina received higher tax revenues in the recovering economy, enabling it to balance its budget for the current fiscal year and reduce its borrowing activity in the municipal bond market. At the same time, investor demand has remained ample, putting upward pressure on bond prices.

In this environment, the fund continued to receive relatively high levels of current income from its core holdings of seasoned bonds, which were purchased at higher yields than are available today. In addition, we generally emphasized securities with maturities in the 20- to

4

30-year range, and we maintained relatively light exposure to intermediate-term bonds. Indeed, longer-term securities performed better than shorter-term securities for most of the reporting period. In March and April 2006, however, prices of longer-term securities began to decline, as investors grew more concerned about potential inflationary pressures, but it was not enough to erase the fund’s positive absolute returns for the reporting period overall. In fact, the fund’s holdings of pre-refunded bonds, which have relatively short maturities, helped it withstand recent market weakness.

What is the fund’s current strategy?

Although we believe the Federal Reserve Board may be close to the end of the current credit tightening cycle, we expect one or more additional rate hikes in the months ahead before it pauses to assess the impact of a more restrictive monetary policy on inflation and economic growth.Therefore, we have maintained the fund’s emphasis on high-quality, longer-term securities. However, we may adjust this strategy when we see signs that interest rates have peaked.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-North Carolina residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund, North Carolina Series on 4/30/96 to a $10,000 investment made in the Lehman
Brothers Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in North Carolina municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all
classes.The Index is not limited to investments principally in North Carolina municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the
Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(2.57)%	4.05%	4.86%
without sales charge		2.01%	5.01%	5.35%
Class B shares
with applicable redemption charge †		(2.43)%	4.14%	5.02%
without redemption		1.49%	4.48%	5.02%
Class C shares
with applicable redemption charge ††		0.27%	4.23%	4.59%
without redemption		1.25%	4.23%	4.59%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, North Carolina Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.89	$ 7.43	$ 8.62
Ending value (after expenses)	$1,012.50	$1,009.90	$1,009.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.91	$ 7.45	$ 8.65
Ending value (after expenses)	$1,019.93	$1,017.41	$1,016.22

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.49% for Class B, and 1.73% for
Class C Shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina—84.6%
Alamance County,
GO School	4.10	2/1/24	250,000	234,495
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000 [a]	1,080,180
Cabarrus County,
COP Installment
Financing Contract	5.50	4/1/14	2,000,000	2,155,940
Cary	5.00	3/1/19	1,500,000	1,572,135
Charlotte	5.60	6/1/10	2,770,000 [a]	3,011,516
Charlotte	5.00	7/1/21	1,525,000	1,594,372
Charlotte	5.00	7/1/22	2,110,000	2,200,392
Charlotte,
Airport Revenue (Insured; MBIA)	5.75	7/1/29	1,500,000	1,590,675
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000 [a]	2,186,480
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000	1,066,090
Charlotte,
Water and Sewer System Revenue	5.25	6/1/10	3,710,000 [a]	3,952,745
Charlotte,
Water and Sewer System Revenue	5.50	6/1/17	1,650,000	1,778,403
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000 [b]	1,039,750
New Hanover County,
COP, Public Improvement (New
Hanover County Projects)	5.75	11/1/10	1,700,000 [a]	1,868,725
North Carolina,
GO, Public Improvement	5.00	3/1/22	1,000,000	1,048,500
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	7/1/42	1,000,000	1,025,530
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,155,680
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000	3,273,360

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Educational
Assistance Authority,
Guaranteed Student Loan Revenue	6.35	7/1/16	4,375,000	4,473,044
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,155,000	1,187,687
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	1,028,770
North Carolina Medical Care
Commission, Retirement
Facilities Revenue (Cypress
Glenn Retirement Community)	6.00	10/1/33	1,000,000	1,030,250
North Carolina Medical Care
Commission, Retirement
Facilities Revenue (First
Mortgage-United Church)	5.25	9/1/21	1,000,000	1,006,160
North Carolina Medical Care
Commission, Retirement
Facilities Revenue (Givens
Estates Project)	6.50	7/1/32	1,000,000	1,070,210
North Carolina Medical Care
Commission, Retirement
Facilities Revenue (Southeast
Regional Medical Center)	6.25	6/1/29	2,000,000	2,114,760
North Carolina Medical Care
Commission, Retirement
Facilities Revenue (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	1,916,463
North Carolina Medical Care
Commission, Revenue (Cleveland
County Healthcare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,206,176
North Carolina Medical Care
Commission, Revenue (DePaul
Community Facilities Project)	7.63	11/1/29	2,115,000	2,178,619
North Carolina Medical Care
Commission, Revenue (Northeast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/25	1,000,000	1,068,830

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Medical Care
Commission, Revenue (Northeast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/30	2,000,000	2,129,140
North Carolina Medical Care
Commission, Revenue
(North Carolina Housing
Foundation, Inc.)
(Insured; ACA)	6.63	8/15/30	3,250,000	3,508,667
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000	491,170
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000	489,865
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000 [a]	1,796,390
University of North Carolina,
University Revenue (Chapel
Hill University)	5.38	12/1/13	210,000	224,591
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	12/1/20	300,000	310,722
U.S. Related—13.8%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	311,850
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	1,046,820
Puerto Rico Convention Center
District Authority, Hotel
Occupancy Tax Revenue
(Insured; AMBAC)	5.00	7/1/31	1,000,000	1,041,640
Puerto Rico Convention Center
District Authority, Hotel
Occupancy Tax Revenue
(Insured; CIFG)	4.50	7/1/36	1,000,000	973,370

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/35	1,000,000	1,037,560
Puerto Rico Public Finance Corp.
(Insured; MBIA)	5.38	8/1/11	4,000,000 [a]	4,303,000
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000	891,421
Total Long-Term Municipal Investments
(cost $65,576,349)				68,672,143

Short-Term Municipal
Investments—2.1%

North Carolina;
Board of Governors of the
University of North Carolina,
University of North Carolina
Hospitals at Chapel Hill
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.79	5/1/06	500,000 [c]	500,000
Charlotte-Mecklenburg Hospital
Authority, Health Care
Revenue, Refunding (Carolinas
Health Care System) (Liquidity
Facility; Bank of America)	3.79	5/1/06	1,000,000 [c]	1,000,000
Total Short-Term Municipal Investments
(cost $1,500,000)				1,500,000

Total Investments (cost $67,076,349)			100.5%	70,172,143
Liabilities, Less Cash and Receivables			(.5%)	(382,381)
Net Assets			100.0%	69,789,762

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Purchased on a delayed delivery basis.
[c] Securities payable on demand.Variable interest rate—subject to periodic change.
[d] At April 30, 2006, the fund had $19,758,045 or 28.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

12

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	47.8
AA	Aa		AA	17.2
A	A		A	20.7
BBB	Baa		BBB	.4
BB	Ba		BB	1.5
F1	MIG1/P1		SP1/A1	2.1
Not Rated [e]	Not Rated [e]		Not Rated [e]	10.3
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities-See Statement of Investments		67,076,349	70,172,143
Cash			66,615
Interest receivable			1,110,738
Receivable for investment securities sold			630,900
Receivable for shares of Beneficial Interest subscribed			9,762
Prepaid expenses			10,616
			72,000,774

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			55,664
Payable for investment securities purchased			2,082,796
Payable for shares of Beneficial Interest redeemed			28,280
Accrued expenses			44,272
			2,211,012

Net Assets ($)			69,789,762

Composition of Net Assets ($):
Paid-in capital			66,803,685
Accumulated net realized gain (loss) on investments			(109,717)
Accumulated net unrealized appreciation
(depreciation) on investments			3,095,794

Net Assets ($)			69,789,762

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	60,681,660	7,430,450	1,677,652
Shares Outstanding	4,409,994	540,444	121,874

Net Asset Value Per Share ($)	13.76	13.75	13.77

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	3,628,667
Expenses:
Management fee—Note 3(a)	398,988
Shareholder servicing costs—Note 3(c)	232,615
Distribution fees—Note 3(b)	56,157
Professional fees	28,049
Registration fees	21,837
Custodian fees	12,853
Prospectus and shareholders’ reports	9,189
Trustees’ fees and expenses—Note 3(d)	1,817
Loan commitment fees—Note 2	555
Miscellaneous	14,825
Total Expenses	776,885
Investment Income—Net	2,851,782

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	194,998
Net unrealized appreciation (depreciation) on investments	(1,655,878)
Net Realized and Unrealized Gain (Loss) on Investments	(1,460,880)
Net Increase in Net Assets Resulting from Operations	1,390,902

See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	2,851,782	2,848,277
Net realized gain (loss) on investments	194,998	(162,715)
Net unrealized appreciation
(depreciation) on investments	(1,655,878)	2,039,880
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,390,902	4,725,442

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,497,215)	(2,386,004)
Class B shares	(293,860)	(395,040)
Class C shares	(60,707)	(67,233)
Total Dividends	(2,851,782)	(2,848,277)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	5,500,694	4,630,971
Class B shares	611,816	286,190
Class C shares	167,100	475,479
Dividends reinvested:
Class A shares	1,342,118	1,301,199
Class B shares	137,852	195,739
Class C shares	15,382	13,910
Cost of shares redeemed:
Class A shares	(7,360,933)	(7,221,795)
Class B shares	(3,523,562)	(4,550,025)
Class C shares	(753,717)	(281,949)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(3,863,250)	(5,150,281)
Total Increase (Decrease) in Net Assets	(5,324,130)	(3,273,116)

Net Assets ($):
Beginning of Period	75,113,892	78,387,008
End of Period	69,789,762	75,113,892

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	393,223	333,324
Shares issued for dividends reinvested	96,164	93,380
Shares redeemed	(526,975)	(518,846)
Net Increase (Decrease) in Shares Outstanding	(37,588)	(92,142)

Class B [a]
Shares sold	43,780	20,568
Shares issued for dividends reinvested	9,878	14,065
Shares redeemed	(251,925)	(327,871)
Net Increase (Decrease) in Shares Outstanding	(198,267)	(293,238)

Class C
Shares sold	11,945	34,053
Shares issued for dividends reinvested	1,103	998
Shares redeemed	(53,962)	(20,404)
Net Increase (Decrease) in Shares Outstanding	(40,914)	14,647

[a]	During the period ended April 30, 2006, 162,710 Class B shares representing $2,279,446 were automatically converted to 162,578 Class A shares and during the period ended April 30, 2005, 200,372 Class B shares representing $2,778,351 were automatically converted to 200,206 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	14.04	13.71	14.00	13.44	13.21
Investment Operations:
Investment income—net [a]	.56	.53	.55	.57	.61
Net realized and unrealized
gain (loss) on investments	(.28)	.33	(.29)	.56	.23
Total from Investment Operations	.28	.86	.26	1.13	.84
Distributions:
Dividends from investment income—net	(.56)	(.53)	(.55)	(.57)	(.61)
Net asset value, end of period	13.76	14.04	13.71	14.00	13.44

Total Return (%) [b]	2.01	6.36	1.83	8.56	6.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99	.98	.96	.96	.95
Ratio of net expenses
to average net assets	.99	.98	.96	.96	.95
Ratio of net investment income
to average net assets	4.01	3.79	3.92	4.15	4.54
Portfolio Turnover Rate	37.61	38.85	56.50	49.19	36.45

Net Assets, end of period
($ X 1,000)	60,682	62,461	62,223	65,899	61,807

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	14.03	13.70	13.99	13.42	13.20
Investment Operations:
Investment income—net [a]	.48	.45	.48	.50	.54
Net realized and unrealized
gain (loss) on investments	(.27)	.34	(.30)	.57	.22
Total from Investment Operations	.21	.79	.18	1.07	.76
Distributions:
Dividends from investment income—net	(.49)	(.46)	(.47)	(.50)	(.54)
Net asset value, end of period	13.75	14.03	13.70	13.99	13.42

Total Return (%) [b]	1.49	5.82	1.32	8.10	5.85

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51	1.49	1.46	1.46	1.45
Ratio of net expenses
to average net assets	1.51	1.49	1.46	1.46	1.45
Ratio of net investment income
to average net assets	3.49	3.28	3.42	3.65	4.04
Portfolio Turnover Rate	37.61	38.85	56.50	49.19	36.45

Net Assets, end of period ($ X 1,000)	7,430	10,366	14,133	18,503	19,598

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

20

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	14.05	13.71	14.01	13.44	13.22
Investment Operations:
Investment income—net [a]	.45	.42	.44	.47	.51
Net realized and unrealized
gain (loss) on investments	(.28)	.34	(.30)	.57	.22
Total from Investment Operations	.17	.76	.14	1.04	.73
Distributions:
Dividends from investment income—net	(.45)	(.42)	(.44)	(.47)	(.51)
Net asset value, end of period	13.77	14.05	13.71	14.01	13.44

Total Return (%) [b]	1.25	5.64	1.00	7.83	5.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.75	1.73	1.70	1.70	1.68
Ratio of net expenses
to average net assets	1.75	1.73	1.70	1.70	1.68
Ratio of net investment income
to average net assets	3.25	3.04	3.16	3.37	3.76
Portfolio Turnover Rate	37.61	38.85	56.50	49.19	36.45

Net Assets, end of period ($ X 1,000)	1,678	2,287	2,031	1,890	1,423

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the North Carolina Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, State income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
22

             (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally

24

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $ 13,803, accumulated capital losses $109,717 and unrealized appreciation $3,095,794.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, the carryover expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005 were as follows: tax exempt income $2,851,782 and $2,848,277, respectively.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2006, the Distributor retained $3,830 from commissions earned on sales of the fund’s Class A shares, and $15,417 and $10 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $42,144 and $14,013, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C shares were charged $155,615, $21,072 and $4,671, respectively, pursuant to the Shareholder Services Plan.

26

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $34,689 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $31,427, Rule 12b-1 distribution plan fees $4,104, shareholder services plan fees $14,362, chief compliance officer fees $1,284 and transfer agency per account fees $4,487.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $27,164,900 and $32,715,029, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $67,076,349; accordingly, accumulated net unrealized appreciation on investments was $3,095,794, consisting of $3,142,588 gross unrealized appreciation and $46,794 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, North Carolina Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, North Carolina Series (one of the Funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund, North Carolina Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are North Carolina residents, North Carolina personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

30

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

The Fund 31

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

32

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director - Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager - Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager - Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager - Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 33

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
North Carolina Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
30	Report of Independent Registered
Public Accounting Firm
31	Important Tax Information
32	Board Members Information
34	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Ohio Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, Ohio Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Ohio Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 1.92% for Class A shares, 1.40% for Class B shares and 1.15% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2 In addition, the fund is reported in the Lipper Ohio Municipal Debt Funds category, and the average total return for all funds reported in this category was 1.22% for the reporting period.3

Despite rising short-term interest rates throughout the reporting period, longer-term municipal bond prices continued to hold up relatively well. The fund’s Class A and Class B shares produced higher returns than the Lipper category average, primarily as a result of strong income contributions from its core holdings of seasoned bonds, strength among lower-rated credits and the success of our yield curve strategy. However, the fund trailed its benchmark, which contains bonds from many states, not just Ohio, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) implemented eight more increases in the overnight federal funds rate, driving it to 4.75% by the reporting period’s end.While longer-term bond yields also rose, they climbed less steeply than short-term rates, contributing to a further narrowing of yield differences between the short and long ends of the market’s maturity range. A more pronounced rise in long-term yields in March and April was not enough to erase the fund’s positive absolute performance for the reporting period overall.

The fund’s results also were influenced by supply-and-demand factors. Like most other states, a growing U.S. economy has benefited Ohio and its municipalities, helping to reduce unemployment and boost corporate and personal incomes.As a result, the supply of newly issued bonds moderated. However, investor demand generally remained robust, putting downward pressure on bond yields and supporting their prices.

In this environment, the fund continued to receive strong income contributions from its core holdings of seasoned bonds, which were purchased with significantly higher yields than are available today. Some of those holdings were “advance refunded” by their issuers, a process in which

4

new securities are issued at lower yields and part of the proceeds are set aside to redeem higher yielding bonds at the earliest available opportunity. Advance refunded securities are beneficial to shareholders as their prices tend to rise, reflecting the new, shorter effective maturity of the bonds. The fund also received strong income contributions from its corporate-backed holdings, including lower-rated bonds.

Finally, the fund benefited from our focus on longer-maturity bonds and de-emphasis in the intermediate-term range. This yield curve strategy helped the fund participate more fully in strength at the longer end of the range for most of the reporting period.

What is the fund’s current strategy?

Although we believe that the Fed may be nearing the end of its credit tightening campaign, we expect at least one more rate hike before it pauses to assess the impact of its previous moves on the economy and inflation. Therefore, we have begun to position the fund for stable short-term interest rates, higher levels of market volatility and wider yield differences between shorter- and longer-term municipal bonds. Of course, we are prepared to adjust our investment strategies should market expectations change.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund, Ohio Series on 4/30/96 to a $10,000 investment made in the Lehman Brothers
Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in Ohio municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is not limited to investments principally in Ohio municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(2.66)%	3.73%	4.57%
without sales charge		1.92%	4.69%	5.05%
Class B shares
with applicable redemption charge †		(2.51)%	3.82%	4.72%
without redemption		1.40%	4.16%	4.72%
Class C shares
with applicable redemption charge ††		0.18%	3.92%	4.26%
without redemption		1.15%	3.92%	4.26%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Ohio Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.49	$ 7.03	$ 8.23
Ending value (after expenses)	$1,014.30	$1,010.90	$1,010.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.51	$ 7.05	$ 8.25
Ending value (after expenses)	$1,020.33	$1,017.80	$1,016.61

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.41% for Class B, and 1.65% for
Class C Shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.0%	Rate (%)	Date	Amount ($)	Value ($)

Ohio—92.2%
Adena Local School District,
GO (School Improvement)	5.50	12/1/21	1,085,000	1,157,185
Akron	6.00	12/1/12	1,380,000	1,546,966
Akron
(Insured; MBIA)	5.50	12/1/20	1,460,000	1,566,814
Akron,
Sewer Systems Revenue
(Insured; MBIA)	5.88	12/1/06	1,200,000 [a]	1,227,312
Brunswick City School District
(Insured; AMBAC)	5.00	12/1/23	2,000,000	2,085,920
Cincinnati,
Water System Revenue	5.00	12/1/20	1,000,000	1,035,740
Cincinnati,
Water System Revenue	5.00	12/1/22	5,545,000	5,733,641
Cincinnati,
Water System Revenue	5.00	12/1/23	3,130,000	3,229,127
Cincinnati City School District,
Classroom Facilities
Construction and Improvement
(Insured; FSA)	5.00	12/1/31	6,000,000	6,181,140
Cincinnati City School District,
School Improvement
(Insured; MBIA)	5.38	12/1/11	6,560,000 [a]	7,078,568
Cincinnati Technical College
(Insured; AMBAC)	5.25	10/1/22	2,825,000	3,005,404
Clermont County,
Hospital Facilities Revenue
(Mercy Health Systems)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,424,250
Cleveland,
COP (Stadium Project)
(Insured; AMBAC)	5.25	11/15/22	1,210,000	1,255,859
Cleveland,
Public Power System Revenue
(Insured; MBIA)	5.13	11/15/18	9,650,000	9,894,048
Cleveland,
Waterworks Revenue
(Insured; FSA)	5.00	1/1/08	90,000 [a]	92,777
Cleveland,
Waterworks Revenue
(Insured; FSA)	5.00	1/1/08	1,095,000 [a]	1,128,792

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Cleveland,
Waterworks Revenue
(Insured; FSA)	5.00	1/1/23	1,315,000	1,348,769
Cleveland,
Waterworks Revenue
(Insured; MBIA)	5.50	1/1/21	8,000,000	8,948,080
Cleveland-Cuyahoga County Port
Authority, Revenue, Special
Assessment/Tax Increment	7.00	12/1/18	2,345,000	2,508,634
Cleveland-Cuyahoga County Port
Authority, Revenue, Special
Assessment/Tax Increment	7.35	12/1/31	3,655,000	3,922,656
Columbus City School District
(Insured; FSA)	5.00	12/1/32	2,765,000	2,855,526
Cuyahoga Community College
District, General Receipts
(Insured; AMBAC)	5.00	12/1/22	1,500,000	1,559,460
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc. Project)	7.50	1/1/30	6,250,000	6,888,625
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System Project)	6.13	2/15/09	4,845,000 [a]	5,189,189
Cuyahoga County,
Mortgage Revenue (West Tech
Apartments Project)
(Collateralized; GNMA)	5.95	9/20/42	5,295,000	5,483,926
Fairfield City School District,
School Improvement Unlimited
Tax (Insured; FGIC)	5.38	12/1/19	1,860,000	1,982,630
Fairfield City School District,
School Improvement Unlimited
Tax (Insured; FGIC)	5.38	12/1/20	1,400,000	1,492,302
Forest Hills Local School District
(Insured; MBIA)	5.70	12/1/07	1,000,000 [a]	1,040,590
Franklin County,
HR (Holy Cross Health
Systems Corp.)	5.80	6/1/16	2,000,000	2,043,020

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Franklin County,
Multifamily Housing Mortgage
Revenue (Agler Green Project)
(Collateralized; GNMA)	5.80	5/20/44	1,200,000	1,241,124
Greater Cleveland Regional Transit
Authority (Insured; FGIC)	5.65	12/1/06	5,445,000 [a]	5,561,959
Hamilton County,
Sales Tax Revenue
(Insured; AMBAC)	0.00	12/1/27	17,940,000	6,294,608
Hamilton County,
Sewer System Revenue
(Insured; MBIA)	5.25	12/1/11	1,000,000 [a]	1,072,810
Hamilton County,
Sewer System Revenue
(Insured; MBIA)	5.25	12/1/11	1,000,000 [a]	1,072,810
Highland Local School District,
School Improvement
(Insured; FSA)	5.75	12/1/11	1,675,000 [a]	1,838,798
Highland Local School District,
School Improvement
(Insured; FSA)	5.75	12/1/11	2,020,000 [a]	2,217,536
Hilliard School District,
School Improvement
(Insured; FGIC)	0.00	12/1/13	1,655,000	1,210,103
Hilliard School District,
School Improvement
(Insured; FGIC)	0.00	12/1/14	1,655,000	1,150,424
Lebanon City School District
(Insured; FSA)	5.50	12/1/11	4,050,000 [a]	4,395,465
Lowellville,
Sanitary Sewer Systems Revenue
(Browning-Ferris Industries Inc.)	7.25	6/1/06	300,000	300,339
Marysville Exempt Village School
District (Insured; FSA)	5.35	12/1/10	2,010,000 [a]	2,128,891
Massillon City School District,
Improvement (Insured; MBIA)	5.25	12/1/19	1,300,000	1,383,837
Massillon City School District,
Improvement (Insured; MBIA)	5.00	12/1/25	1,150,000	1,187,674

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Milford Exempt Village School
District, School Improvement
(Insured; FSA)	6.00	12/1/11	1,910,000 [a]	2,119,603
Monroe,
Improvement (Insured; FSA)	5.25	12/1/18	1,035,000	1,104,490
Montgomery County,
MFHR (Chevy Chase Apartments)
(Collateralized; FHLMC)	4.95	11/1/23	1,750,000	1,734,827
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000	2,106,560
North Royalton City School
District (Insured; MBIA)	6.10	12/1/09	2,500,000 [a]	2,739,175
Ohio
(Insured; FSA)	6.07	3/15/20	7,760,000 [b,c]	8,358,296
Ohio,
PCR (Standard Oil Co. Project)
(Guaranteed; British
Petroleum Co. PLC)	6.75	12/1/15	2,700,000	3,197,340
Ohio Higher Educational Facility
Commission, Revenue
(Xavier University Project)
(Insured; FGIC)	5.00	5/1/23	2,250,000	2,331,203
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	6.05	9/1/17	940,000	969,168
Ohio State University,
General Receipts	5.25	6/1/23	2,625,000	2,790,113
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000	8,177,708
Pickerington Local School
District, School Facilities
Construction and Improvement
(Insured; FGIC)	5.25	12/1/11	6,000,000 [a]	6,436,860
Port of Greater Cincinnati
Development Authority,
Special Obligation
Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000	2,422,688

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	2,690,975
Strongsville,
Library Improvement
(Insured; FGIC)	5.50	12/1/20	1,700,000	1,824,372
Summit County
(Insured; FGIC)	6.50	12/1/10	2,000,000 [a]	2,243,020
Summit County Port Authority,
Development Revenue
(Bond Fund Program-Twinsburg
Township Project)	5.13	5/15/25	660,000	659,584
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000	1,071,450
Toledo (Insured; AMBAC)	5.63	12/1/06	1,000,000 [a]	1,031,130
Toledo Lucas County Port
Authority, Revenue (Northwest
Ohio Bond Fund)	6.38	11/15/32	1,650,000	1,778,766
University of Cincinnati,
General Receipts (Insured; MBIA)	5.00	6/1/21	3,040,000	3,127,430
University of Cincinnati,
University and College Revenue
(Insured; FGIC)	5.75	6/1/11	2,165,000 [a]	2,380,266
University of Cincinnati,
University and College
Revenue (Insured; FGIC)	5.75	6/1/11	1,500,000 [a]	1,649,145
Warren,
Waterworks Revenue
(Insured; FGIC)	5.50	11/1/15	1,450,000	1,584,154
West Muskingum Local School
District (School Facilities
Construction and Improvement)
(Insured; FGIC)	5.00	12/1/30	2,945,000	3,031,995
Youngstown
(Insured; AMBAC)	5.38	12/1/25	2,195,000	2,327,754
Youngstown
(Insured; AMBAC)	6.00	12/1/31	2,370,000	2,595,055

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—3.8%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	779,625
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	1,046,820
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts
Taxes Loan Note	6.38	10/1/19	3,000,000	3,287,100
Virgin Islands Public Finance
Authority, Revenue,
Virgin Islands Matching
Fund Loan Notes	6.00	10/1/22	3,000,000	3,136,500
Total Long-Term Municipal Investments
(cost $197,362,232)				207,696,500

Short-Term Municipal
Investments—2.3%

Ohio;
Ohio Air Quality Development
Authority, PCR (Ohio Edison
Company Project) (LOC;
Wachovia Bank)	3.78	5/1/06	4,000,000 [d]	4,000,000
University of Toledo,
General Receipt (Insured; FGIC
and Liquidity Facility; US Bank NA)	3.82	5/1/06	1,000,000 [d]	1,000,000
Total Short-Term Municipal Investments
(cost $5,000,000)				5,000,000

Total Investments (cost $202,362,232)			98.3%	212,696,500
Cash and Receivables (Net)			1.7%	3,662,906
Net Assets			100.0%	216,359,406

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, this security amounted to $8,358,296 or 3.9% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	68.3
AA	Aa		AA	13.1
A	A		A	2.4
BBB	Baa		BBB	6.3
BB	Ba		BB	.6
F1	MIG1/P1		SP1/A1	1.9
Not Rated [e]	Not Rated [e]		Not Rated [e]	7.4
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		202,362,232	212,696,500
Cash			211,297
Interest receivable			3,620,169
Receivable for shares of Beneficial Interest subscribed			65,101
Prepaid expenses			8,249
			216,601,316

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			165,204
Payable for shares of Beneficial Interest redeemed			33,584
Accrued expenses			43,122
			241,910

Net Assets ($)			216,359,406

Composition of Net Assets ($):
Paid-in capital			208,874,172
Accumulated net realized gain (loss) on investments			(2,849,034)
Accumulated net unrealized appreciation
(depreciation) on investments			10,334,268

Net Assets ($)			216,359,406

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	184,312,111	22,108,099	9,939,196
Shares Outstanding	14,747,992	1,768,432	793,907

Net Asset Value Per Share ($)	12.50	12.50	12.52

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	11,309,309
Expenses:
Management fee—Note 3(a)	1,237,434
Shareholder servicing costs—Note 3(c)	700,547
Distribution fees—Note 3(b)	200,978
Professional fees	34,968
Custodian fees	25,298
Registration fees	19,396
Trustees’ fees and expenses—Note 3(d)	5,474
Loan commitment fees—Note 2	1,782
Prospectus and shareholders’ reports	6,419
Miscellaneous	24,212
Total Expenses	2,256,508
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(12,758)
Net Expenses	2,243,750
Investment Income—Net	9,065,559

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	266,294
Net unrealized appreciation (depreciation) on investments	(5,242,140)
Net Realized and Unrealized Gain (Loss) on Investments	(4,975,846)
Net Increase in Net Assets Resulting from Operations	4,089,713

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	9,065,559	9,601,293
Net realized gain (loss) on investments	266,294	(250,834)
Net unrealized appreciation
(depreciation) on investments	(5,242,140)	5,993,494
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,089,713	15,343,953

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(7,821,603)	(8,080,691)
Class B shares	(902,482)	(1,177,164)
Class C shares	(340,693)	(342,157)
Total Dividends	(9,064,778)	(9,600,012)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	14,981,336	10,571,876
Class B shares	539,212	802,510
Class C shares	1,473,357	1,342,021
Dividends reinvested:
Class A shares	5,299,586	5,401,184
Class B shares	504,432	686,520
Class C shares	231,190	237,664
Cost of shares redeemed:
Class A shares	(21,695,917)	(29,570,748)
Class B shares	(7,150,036)	(11,325,271)
Class C shares	(1,940,563)	(2,463,196)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(7,757,403)	(24,317,440)
Total Increase (Decrease) in Net Assets	(12,732,468)	(18,573,499)

Net Assets ($):
Beginning of Period	229,091,874	247,665,373
End of Period	216,359,406	229,091,874

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	1,177,591	835,329
Shares issued for dividends reinvested	417,558	425,864
Shares redeemed	(1,710,523)	(2,334,786)
Net Increase (Decrease) in Shares Outstanding	(115,374)	(1,073,593)

Class B [a]
Shares sold	42,379	63,436
Shares issued for dividends reinvested	39,712	54,166
Shares redeemed	(561,895)	(896,477)
Net Increase (Decrease) in Shares Outstanding	(479,804)	(778,875)

Class C
Shares sold	115,312	105,200
Shares issued for dividends reinvested	18,189	18,710
Shares redeemed	(152,446)	(195,250)
Net Increase (Decrease) in Shares Outstanding	(18,945)	(71,340)

[a]	During the period ended April 30, 2006, 258,762 Class B shares representing $3,298,433 were automatically converted to 258,838 Class A shares and during the period ended April 30, 2005, 507,882 Class B shares representing $6,422,532 were automatically converted to 508,041 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	12.78	12.48	12.84	12.48	12.29
Investment Operations:
Investment income—net [a]	.52	.52	.52	.55	.58
Net realized and unrealized
gain (loss) on investments	(.28)	.30	(.36)	.36	.19
Total from Investment Operations	.24	.82	.16	.91	.77
Distributions:
Dividends from investment income—net	(.52)	(.52)	(.52)	(.55)	(.58)
Net asset value, end of period	12.50	12.78	12.48	12.84	12.48

Total Return (%) [b]	1.92	6.70	1.25	7.39	6.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	.91	.90	.92	.92
Ratio of net expenses
to average net assets	.91	.91	.90	.92	.92
Ratio of net investment income
to average net assets	4.12	4.12	4.09	4.33	4.64
Portfolio Turnover Rate	13.57	5.30	18.49	48.42	32.20

Net Assets, end of period ($ X 1,000)	184,312	189,946	198,836	212,474	210,000

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	12.78	12.48	12.84	12.48	12.29
Investment Operations:
Investment income—net [a]	.46	.45	.46	.48	.51
Net realized and unrealized
gain (loss) on investments	(.28)	.31	(.36)	.36	.20
Total from Investment Operations	.18	.76	.10	.84	.71
Distributions:
Dividends from investment income—net	(.46)	(.46)	(.46)	(.48)	(.52)
Net asset value, end of period	12.50	12.78	12.48	12.84	12.48

Total Return (%) [b]	1.40	6.15	.74	6.86	5.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.42	1.42	1.41	1.42	1.42
Ratio of net expenses
to average net assets	1.42	1.42	1.41	1.42	1.42
Ratio of net investment income
to average net assets	3.61	3.61	3.59	3.82	4.13
Portfolio Turnover Rate	13.57	5.30	18.49	48.42	32.20

Net Assets, end of period ($ X 1,000)	22,108	28,740	37,779	45,655	40,904

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

22

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	12.80	12.50	12.86	12.50	12.30
Investment Operations:
Investment income—net [a]	.43	.42	.42	.45	.48
Net realized and unrealized
gain (loss) on investments	(.28)	.31	(.36)	.36	.21
Total from Investment Operations	.15	.73	.06	.81	.69
Distributions:
Dividends from investment income—net	(.43)	(.43)	(.42)	(.45)	(.49)
Net asset value, end of period	12.52	12.80	12.50	12.86	12.50

Total Return (%) [b]	1.15	5.89	.48	6.60	5.65

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.67	1.67	1.66	1.66	1.65
Ratio of net expenses
to average net assets	1.66	1.67	1.66	1.66	1.65
Ratio of net investment income
to average net assets	3.36	3.36	3.32	3.58	3.86
Portfolio Turnover Rate	13.57	5.30	18.49	48.42	32.20

Net Assets, end of period ($ X 1,000)	9,939	10,406	11,051	10,163	9,407

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Ohio Series (the “fund”). The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, State income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
24

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income

26

and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $51,546, accumulated capital losses $2,849,978 and unrealized appreciation $10,335,212.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $359,183 of the carryover expires in fiscal 2009, $2,103,420 expires in fiscal 2012 and $387,375 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005 were as follows: tax exempt income$9,064,778 and $9,600,012, respectively.

During the period ended April 30, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $781, increased accumulated net realized gain (loss) on investments by $944 and decreased paid-in capital by $163. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees

The Fund 27

on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2006, the Distributor retained $9,192 from commissions earned on sales of the fund’s Class A shares, and $42,948 and $3,156 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $124,958 and $76,020, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006,Class A,Class B and Class C shares were charged $474,651,$62,479 and 25,340, respectively, pursuant to the Shareholder Services Plan.

28
NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $95,778 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $97,732, Rule 12b-1 distribution plan fees $15,257, shareholder services plan fees $44,531, chief compliance officer fees $1,284 and transfer agent per account fees $6,400.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended April 30, 2006, amounted to $29,972,593 and $42,128,152, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $202,361,288; accordingly, accumulated net unrealized appreciation on investments was $10,335,212, consisting of $10,402,205 gross unrealized appreciation and $66,993 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Ohio Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, Ohio Series (one of the funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund, Ohio Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

30

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Ohio residents, Ohio personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

32

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

The Fund 33

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

34

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager - Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 35

NOTES

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Ohio Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
26	Notes to Financial Statements
32	Report of Independent Registered
Public Accounting Firm
33	Important Tax Informations
34	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Pennsylvania Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 1.89% for Class A shares, 1.37% for Class B shares and 1.15% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2

Despite rising short-term interest rates, robust demand for a limited number of securities supported municipal bond prices over the reporting period.The fund underperformed its benchmark, primarily due to our defensive investment posture, which hindered the fund late in the reporting period. In addition, the benchmark contains bonds from many states, not just Pennsylvania, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates, increasing the overnight federal funds rate to 4.75% by the end of April. For most of the reporting period, longer-term bond yields rose less than short-term yields, contributing to narrower yield differences between the shorter- and longer-term securities. However, yield “spreads” began to widen in March and April 2006, when investors became more concerned about inflation, causing longer-term bond prices to decline.

Municipal bonds generally benefited from the improved fiscal condition of most issuers. Rising tax revenues for most states and municipalities resulted in less need to borrow through the tax-exempt markets.Yet, investor demand remained robust as investors turned to municipal bonds for competitive levels of federally tax-exempt income, helping to support bond prices. Pennsylvania’s fiscal condition also improved in the recovering economy, enabling it to achieve a budget surplus for the current fiscal year.

The fund’s relatively defensive investment posture, which we adopted in anticipation of higher short-term interest rates, helped the fund retain more of its value when bond prices fell. At the same time, the fund continued to receive strong income contributions from its core holdings, which we purchased when yields on newly issued securities were substantially higher than today. In addition, the fund benefited

4

when some holdings were “pre-refunded,” a process in which new debt is issued at lower rates and part of the proceeds is used to redeem existing, higher yielding bonds, causing their prices to rise.When purchasing new securities, we tended to focus on bonds in the 15- to 20-year maturity range, which we regarded as relatively attractive values. Finally, we maintained the fund’s emphasis on high-quality securities in an environment in which yield differences between higher- and lower-rated bonds were relatively narrow.

What is the fund’s current strategy?

Although we believe that the Fed may be nearing the end of its credit tightening campaign, we expect at least one more rate hike before it pauses.Therefore, we have continued to maintain a defensive posture, including an emphasis on high-quality securities. However, if interest rates continue to rise and market volatility increases, we may take advantage of opportunities to purchase bonds at more attractive valuations, which could cause the fund’s profile to change.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund, Pennsylvania Series on 4/30/96 to a $10,000 investment made in the Lehman Brothers
Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in Pennsylvania municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.
The Index is not limited to investments principally in Pennsylvania municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(2.68)%	3.87%	4.67%
without sales charge		1.89%	4.83%	5.15%
Class B shares
with applicable redemption charge †		(2.55)%	3.97%	4.82%
without redemption		1.37%	4.31%	4.82%
Class C shares
with applicable redemption charge ††		0.17%	4.08%	4.34%
without redemption		1.15%	4.08%	4.34%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.64	$ 7.18	$ 8.32
Ending value (after expenses)	$1,012.40	$1,010.50	$1,008.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.66	$ 7.20	$ 8.35
Ending value (after expenses)	$1,020.18	$1,017.65	$1,016.51

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.44% for Class B and 1.67%
for Class C, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania—97.8%
Allegheny County Hospital
Development Authority, Revenue
(Hospital-South Hills Health)	5.13	5/1/29	1,100,000	1,029,501
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/19	1,900,000	1,978,945
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA)	5.00	9/1/19	895,000	921,617
Bristol Borough School District,
GO (Insured; FSA)	5.25	3/1/31	1,000,000	1,059,370
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann’s Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,545,870
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.38	6/1/17	1,340,000	1,428,346
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	6/1/19	1,480,000	1,538,031
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	1,255,000	1,340,641
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Care Center)
(Collateralized; GNMA)	5.80	4/20/29	6,120,000	6,497,420
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	495,890
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	915,077
Central Bucks School District
(Insured; FGIC)	5.00	5/15/22	580,000	602,063
Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000	1,007,540

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Council Rock School District
(Insured; MBIA)	5.00	11/15/20	1,400,000	1,450,120
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/06	950,000 [a]	955,871
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/15	50,000	50,276
Dauphin County General Authority,
Revenue (Office and Parking,
Riverfront Office)	6.00	1/1/25	3,000,000	2,776,290
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000	5,269,591
Dover Area School District,
GO (Insured; FGIC)	5.38	4/1/18	2,195,000	2,354,642
Harrisburg Authority,
Office and Parking Revenue	6.00	5/1/08	2,000,000 [a]	2,088,440
Harrisburg Redevelopment
Authority, Revenue
(Insured; FSA)	0.00	5/1/18	2,750,000	1,535,353
Harrisburg Redevelopment
Authority, Revenue
(Insured; FSA)	0.00	11/1/18	2,750,000	1,497,623
Harrisburg Redevelopment
Authority, Revenue
(Insured; FSA)	0.00	11/1/19	2,750,000	1,414,985
Harrisburg Redevelopment
Authority, Revenue
(Insured; FSA)	0.00	5/1/20	2,750,000	1,373,103
Harrisburg Redevelopment
Authority, Revenue
(Insured; FSA)	0.00	11/1/20	2,500,000	1,217,700
Health Care Facilities Authority
of Sayre, Revenue
(Guthrie Health Issue)	5.85	12/1/20	3,000,000	3,206,940

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Health Care Facilities Authority
of Sayre, Revenue
(Guthrie Health Issue)	5.75	12/1/21	4,750,000	5,047,208
Kennett Consolidated School
District, GO (Insured; FGIC)	5.25	2/15/17	1,440,000	1,529,827
Kennett Consolidated School
District, GO (Insured; FGIC)	5.25	2/15/18	1,895,000	2,013,210
Kennett Consolidated School
District, GO (Insured; FGIC)	5.25	2/15/20	1,000,000	1,059,950
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000	257,078
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	1,417,302
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000	1,528,550
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/16	1,095,000	1,179,698
Montgomery County Higher Education
and Health Authority, First
Mortgage Revenue
(AHF/Montgomery, Inc. Project)	10.50	9/1/20	2,570,000	2,576,117
Mount Lebanon School District,
GO (Insured; MBIA)	5.00	2/15/13	1,735,000 [a]	1,843,108
Mount Lebanon School District,
GO (Insured; MBIA)	5.00	2/15/13	2,870,000 [a]	3,048,830
North Allegheny School District
(Insured; FGIC)	5.05	11/1/21	1,455,000	1,518,598
North Schuylkill School District,
GO Schuylkill and Columbia
Counties (Insured; FGIC)	5.00	11/15/28	635,000	651,466
Northampton County General Purpose
Authority, County Agreement
Revenue (Insured; FSA)	5.13	10/1/20	2,225,000	2,333,513
Northampton County Industrial
Development Authority, Mortgage
Revenue (Moravian Hall Square
Project) (Insured; Radian)	5.00	7/1/17	1,890,000	1,944,394

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennridge School District
(Insured; MBIA)	5.00	2/15/21	1,000,000	1,037,240
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000 [a]	476,777
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000	2,302,110
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000	539,220
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000	1,620,073
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000	1,541,431
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000	1,466,957
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/19	560,000	581,952
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/20	1,915,000	1,981,910
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,403,050
Pennsylvania Housing Finance
Agency	5.00	4/1/16	2,000,000	2,050,300
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,485,000	2,550,604
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	5,000,000	5,093,250

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program)
(Insured; FGIC)	5.25	6/15/15	1,000,000	1,041,470
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program)
(Insured; FGIC)	5.50	6/15/16	2,750,000	2,756,050
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program)
(Insured; FGIC)	5.00	6/15/18	5,580,000	5,736,798
Pennsylvania Public School
Building Authority, Revenue
(Central Montgomery County
Area) (Insured; FGIC)	5.25	5/15/17	1,055,000	1,127,732
Pennsylvania Public School
Building Authority, Revenue
(Central Montgomery County
Area) (Insured; FGIC)	5.25	5/15/18	1,110,000	1,184,181
Pennsylvania Public School
Building Authority, Revenue
(Marple Newtown School
District Project) (Insured; MBIA)	5.00	3/1/19	3,680,000	3,822,195
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	3,780,000	3,944,128
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	2,740,000	2,854,148
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/23	425,000	439,399
Philadelphia Authority for
Industrial Development, LR
(Insured; FSA)	5.50	10/1/15	2,870,000	3,106,115

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Philadelphia Gas Works,
Revenue (1998 General
Ordinance-4th Series)
(Insured; FSA)	5.25	8/1/22	2,000,000	2,101,340
Philadelphia Hospitals and Higher
Education Facilities
Authority, Revenue (Jefferson
Health Systems)	5.00	5/15/11	2,000,000	2,054,960
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,739,156
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000	3,857,508
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.00	4/15/30	3,480,000	3,574,795
Philadelphia Water and Wastewater,
Revenue (Insured; MBIA)	5.60	8/1/18	800,000	852,224
Pittsburgh
(Insured; AMBAC)	5.50	9/1/07	1,655,000 [a]	1,694,389
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,531,927
Scranton School District,
Notes (Insured; MBIA)	5.00	4/1/18	1,390,000	1,443,042
Scranton School District,
Notes (Insured; MBIA)	5.00	4/1/19	2,710,000	2,813,414
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000 [a]	2,198,706
Southeastern Pennsylvania
Transportation Authority,
Special Revenue (Insured; FGIC)	5.38	3/1/17	3,000,000	3,096,870
Spring-Ford Area School District
(Insured; FSA)	5.00	4/1/21	1,015,000	1,052,860

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/18	1,040,000	1,085,386
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/19	1,070,000	1,113,442
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/20	1,100,000	1,142,658
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.00	4/1/13	750,000 [a]	797,048
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/17	1,660,000	1,731,745
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/18	2,010,000	2,094,862
Upper Darby School District,
GO (Insured; FGIC)	5.00	5/1/24	430,000	447,879
Upper Merion Area School District,
GO	5.25	2/15/13	1,000,000 [a]	1,077,080
Upper Merion Area School District,
GO	5.25	2/15/18	1,785,000	1,898,508
Washington County Industrial
Development Authority, PCR
(West Penn Power Co. Mitchell
Station Project) (Insured;
AMBAC)	6.05	4/1/14	3,000,000	3,035,520
U.S. Related—.6%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,066,340
Total Long-Term
Municipal Investments
(cost $163,683,662)				169,658,843

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.4%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania;
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility;
Wachovia Bank)	3.80	5/1/06	1,000,000 [b]	1,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)
(Liquidity Facility; JPMorgan
Chase Bank)	3.75	5/1/06	1,700,000 [b]	1,700,000
Philadelphia Authority for
Industrial Development,
Revenue (NewCourtland Elder
Services Project)
(LOC: PNC Bank)	3.78	5/1/06	1,500,000 [b]	1,500,000
Total Short-Term
Municipal Investments
(cost $4,200,000)				4,200,000

Total Investments (cost $167,883,662)			100.8%	173,858,843
Liabilities, Less Cash and Receivables			(.8%)	(1,394,753)
Net Assets			100.0%	172,464,090

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.
[c] At April 30, 2006, 28.4% of the fund’s net assets are insured by FGIC.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	73.9
AA	Aa		AA	13.0
A	A		A	4.7
BBB	Baa		BBB	1.4
BB	Ba		BB	.6
F1	MIG1/P1		SP1/A1	2.4
Not Rated [d]	Not Rated [d]		Not Rated [d]	4.0
				100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		167,883,662	173,858,843
Cash			277,801
Interest receivable			2,221,158
Receivable for shares of Beneficial Interest subscribed			5,541
Prepaid expenses			9,372
			176,372,715

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			126,113
Payable for investment securities purchased			3,563,698
Payable for shares of Beneficial Interest redeemed			160,110
Accrued expenses			58,704
			3,908,625

Net Assets ($)			172,464,090

Composition of Net Assets ($):
Paid-in capital			170,624,775
Accumulated net realized gain (loss) on investments			(4,135,866)
Accumulated net unrealized appreciation
(depreciation) on investments			5,975,181

Net Assets ($)			172,464,090

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	147,733,091	21,799,114	2,931,885
Shares Outstanding	9,302,900	1,373,977	184,526

Net Asset Value Per Share ($)	15.88	15.87	15.89

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	8,609,045
Expenses:
Management fee—Note 3(a)	994,982
Shareholder servicing costs—Note 3(c)	596,206
Distribution fees—Note 3(b)	147,361
Professional fees	32,926
Custodian fees	22,754
Registration fees	18,444
Prospectus and shareholders’ reports	18,345
Trustees’ fees and expenses—Note 3(d)	4,601
Loan commitment fees—Note 2	1,198
Miscellaneous	25,310
Total Expenses	1,862,127
Less—reduction in custody fees due
to earnings credits—Note 1(b)	(7,897)
Net Expenses	1,854,230
Investment Income—Net	6,754,815

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	165,133
Net unrealized appreciation (depreciation) on investments	(3,577,976)
Net Realized and Unrealized Gain (Loss) on Investments	(3,412,843)
Net Increase in Net Assets Resulting from Operations	3,341,972

See notes to financial statements.
20

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	6,754,815	7,260,933
Net realized gain (loss) on investments	165,133	623,430
Net unrealized appreciation
(depreciation) on investments	(3,577,976)	4,248,480
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,341,972	12,132,843

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(5,825,632)	(6,088,970)
Class B shares	(828,230)	(1,075,841)
Class C shares	(88,542)	(84,431)
Total Dividends	(6,742,404)	(7,249,242)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	9,036,278	7,468,754
Class B shares	428,142	805,747
Class C shares	317,206	402,021
Dividends reinvested:
Class A shares	3,649,478	3,750,179
Class B shares	504,445	658,787
Class C shares	57,847	54,425
Cost of shares redeemed:
Class A shares	(17,484,086)	(21,566,890)
Class B shares	(7,974,698)	(8,371,401)
Class C shares	(224,987)	(341,890)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(11,690,375)	(17,140,268)
Total Increase (Decrease) in Net Assets	(15,090,807)	(12,256,667)

Net Assets ($):
Beginning of Period	187,554,897	199,811,564
End of Period	172,464,090	187,554,897

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	559,187	465,821
Shares issued for dividends reinvested	226,067	233,480
Shares redeemed	(1,082,773)	(1,349,737)
Net Increase (Decrease) in Shares Outstanding	(297,519)	(650,436)

Class B [a]
Shares sold	26,465	50,301
Shares issued for dividends reinvested	31,259	41,065
Shares redeemed	(493,856)	(523,381)
Net Increase (Decrease) in Shares Outstanding	(436,132)	(432,015)

Class C
Shares sold	19,630	24,846
Shares issued for dividends reinvested	3,581	3,385
Shares redeemed	(13,963)	(21,359)
Net Increase (Decrease) in Shares Outstanding	9,248	6,872

[a] During the period ended April 30, 2006, 324,858 Class B shares representing $5,250,528 were automatically converted to 324,609 Class A shares and during the period ended April 30, 2005, 281,315 Class B shares representing $4,502,011 were automatically converted to 281,060 Class A shares.
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	16.19	15.78	16.13	15.47	15.40
Investment Operations:
Investment income—net [a]	.62	.62	.63	.66	.72
Net realized and unrealized gain
(loss) on investments	(.31)	.41	(.34)	.69	.07
Total from Investment Operations	.31	1.03	.29	1.35	.79
Distributions:
Dividends from investment income—net	(.62)	(.62)	(.63)	(.66)	(.71)
Dividends from net realized gain
on investments	—	—	(.01)	(.03)	(.01)
Total Distributions	(.62)	(.62)	(.64)	(.69)	(.72)
Net asset value, end of period	15.88	16.19	15.78	16.13	15.47

Total Return (%) [b]	1.89	6.62	1.78	8.86	5.18

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94	.95	.94	.94	.93
Ratio of net expenses
to average net assets	.94	.95	.94	.94	.93
Ratio of net investment income
to average net assets	3.82	3.86	3.92	4.16	4.60
Portfolio Turnover Rate	11.89	10.18	6.39	33.76	36.46

Net Assets, end of period ($ x 1,000)	147,733	155,436	161,796	191,003	190,173

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	16.18	15.77	16.11	15.46	15.38
Investment Operations:
Investment income—net [a]	.53	.53	.55	.58	.64
Net realized and unrealized gain
(loss) on investments	(.31)	.42	(.34)	.68	.08
Total from Investment Operations	.22	.95	.21	1.26	.72
Distributions:
Dividends from investment income—net	(.53)	(.54)	(.54)	(.58)	(.63)
Dividends from net realized gain
on investments	—	—	(.01)	(.03)	(.01)
Total Distributions	(.53)	(.54)	(.55)	(.61)	(.64)
Net asset value, end of period	15.87	16.18	15.77	16.11	15.46

Total Return (%) [b]	1.37	6.08	1.32	8.25	4.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.46	1.46	1.45	1.45	1.43
Ratio of net expenses
to average net assets	1.46	1.46	1.45	1.45	1.43
Ratio of net investment income
to average net assets	3.30	3.35	3.41	3.65	4.08
Portfolio Turnover Rate	11.89	10.18	6.39	33.76	36.46

Net Assets, end of period ($ x 1,000)	21,799	29,280	35,356	42,076	40,775

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

24

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	16.20	15.79	16.14	15.48	15.40
Investment Operations:
Investment income—net [a]	.50	.50	.51	.54	.60
Net realized and unrealized gain
(loss) on investments	(.31)	.41	(.34)	.69	.09
Total from Investment Operations	.19	.91	.17	1.23	.69
Distributions:
Dividends from investment income—net	(.50)	(.50)	(.51)	(.54)	(.60)
Dividends from net realized gain
on investments	—	—	(.01)	(.03)	(.01)
Total Distributions	(.50)	(.50)	(.52)	(.57)	(.61)
Net asset value, end of period	15.89	16.20	15.79	16.14	15.48

Total Return (%) [b]	1.15	5.83	1.03	8.07	4.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68	1.69	1.68	1.67	1.66
Ratio of net expenses
to average net assets	1.68	1.69	1.68	1.67	1.66
Ratio of net investment income
to average net assets	3.08	3.11	3.18	3.44	3.83
Portfolio Turnover Rate	11.89	10.18	6.39	33.76	36.46

Net Assets, end of period ($ x 1,000)	2,932	2,839	2,659	3,036	3,568

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Pennsylvania Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund,
26

             including the fund, or a Founders Asset Management LLC (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a

28

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $84,981, accumulated capital losses $4,173,099 and unrealized appreciation $6,040,232.In addition, the fund had $27,818 of capital losses realized after October 31, 2005, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $1,286,262 of the carryover expires in fiscal 2011 and $2,886,837 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005 were as follows: tax exempt income $6,742,404 and $7,249,242, respectively.

During the period ended April 30, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $12,411, increased accumulated net realized gain (loss) on investments by $65,051 and decreased paid-in capital by $52,640. Net assets were not affected by this reclassification.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2006, the Distributor retained $9,048 from commissions earned on sales of the fund’s Class A shares and $38,262 and $944 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $125,739 and $21,622, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry profes-

30

sional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006,Class A,Class B and Class C shares were charged $382,187,$62,870 and $7,207, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $90,568 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $78,366, Rule 12b-1 distribution plan fees $10,842, shareholder services plan fees $35,621 and chief compliance officer fees $1,284.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $20,836,128 and $27,251,465, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $167,818,611; accordingly, accumulated net unrealized appreciation on investments was $6,040,232, consisting of $6,359,603 gross unrealized appreciation and $319,371 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series (one of the funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2006 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Pennsylvania residents, Pennsylvania personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

34

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents
(1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991

36

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 37

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Pennsylvania Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Texas Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund, Texas Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Texas Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 2.19% for Class A shares, 1.73% for Class B shares and 1.47% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2 In addition, the fund is reported in the Lipper Other States Intermediate Municipal Debt Funds category, and the average total return for all funds reported in this category was 0.88% for the reporting period.3

Despite rising short-term interest rates,robust demand for a limited number of securities supported municipal bond prices over the reporting period. The fund’s returns exceeded its Lipper category average, primarily due to income contributions from its core holdings.The fund’s Class A shares were in line with the benchmark, however, the fund’s Class B and C shares were lower, primarily because the Index does not reflect fund fees and expenses. In addition, the benchmark contains bonds from many states in addition to Texas.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates, increasing the overnight federal funds rate to 4.75% by the end of April. For most of the reporting period, longer-term bond yields rose less than short-term yields, contributing to narrower yield differences between the shorter- and longer-term securities. However, yield “spreads” began to widen in March and April 2006, when investors became more concerned about inflation, causing longer-term bond prices to decline.

Municipal bonds generally benefited from the improved fiscal condition of most issuers. Rising tax revenues for most states and municipalities resulted in less need to borrow through the tax-exempt markets. Yet, investor demand remained robust as investors turned to municipal bonds for competitive levels of federally tax-exempt income, helping to support bond prices. Texas’ fiscal condition also improved in the recovering economy, helping it achieve a budget surplus for the current fiscal year.

The fund’s relatively defensive investment posture, which we adopted in anticipation of higher short-term interest rates, helped the fund retain more of its value when bond prices fell. At the same time, the fund continued to receive strong income contributions from its core holdings,

4

which we purchased when yields on newly issued securities were substantially higher than today. In addition, the fund benefited when some holdings were “pre-refunded,” a process in which new debt is issued at lower rates and part of the proceeds is used to redeem existing, higher yielding bonds, causing their prices to rise.When purchasing new securities, we tended to focus on bonds in the 15- to 20-year maturity range, which we regarded as relatively attractive values. Finally, we maintained the fund’s emphasis on high-quality securities in an environment in which yield differences between higher- and lower-rated bonds were relatively narrow.

What is the fund’s current strategy?

Although we believe that the Fed may be nearing the end of its credit tightening campaign, we expect at least one more rate hike before it pauses.Therefore, we have continued to maintain a defensive posture, including a relatively short average duration and an emphasis on high-quality securities. However, if interest rates continue to rise and market volatility increases, we may take advantage of opportunities to purchase bonds at more attractive valuations, which could cause the fund’s profile to change.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Texas residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund,Texas Series on 4/30/96 to a $10,000 investment made in the Lehman Brothers
Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in Texas municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is not limited to investments principally in Texas municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(2.41)%	4.40%	5.10%
without sales charge		2.19%	5.36%	5.58%
Class B shares
with applicable redemption charge †		(2.16)%	4.50%	5.26%
without redemption		1.73%	4.83%	5.26%
Class C shares
with applicable redemption charge ††		0.50%	4.57%	4.78%
without redemption		1.47%	4.57%	4.78%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Texas Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.14	$ 6.63	$ 7.88
Ending value (after expenses)	$1,014.00	$1,012.00	$1,010.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.16	$ 6.66	$ 7.90
Ending value (after expenses)	$1,020.68	$1,018.20	$1,016.96

† Expenses are equal to the fund’s annualized expense ratio of .83% for Class A, 1.33% for Class B and 1.58%
for Class C; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.0%	Rate (%)	Date	Amount ($)	Value ($)

Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	1,110,000	1,131,367
Austin Convention Enterprises
Inc., Convention Center Hotel
Revenue (First Tier)	6.60	1/1/21	1,000,000	1,054,810
Austin Independent School
District (Permanent School
Fund Guaranteed)	5.75	8/1/15	1,000,000	1,004,990
Barbers Hill Independent School
District (Insured; AMBAC)	5.00	2/15/23	540,000	558,803
Castleberry Independent School
District (Permanent School
Fund Guaranteed)	5.70	8/15/21	830,000	834,573
Coastal Water Authority,
Water Conveyance System
(Insured; AMBAC)	6.25	12/15/17	2,170,000	2,173,515
Comal Independent School
District (Permanent School
Fund Guaranteed)	5.00	2/1/18	1,305,000	1,359,171
Corpus Christi
(Hotel Occupancy) (Insured; FSA)	5.50	9/1/18	1,955,000	2,105,809
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000	1,034,440
Del Mar College District
(Insured; FGIC)	5.25	8/15/17	1,295,000	1,375,860
Denton Independent School
District (Permanent School
Fund Guaranteed)	0.00	8/15/23	2,630,000	1,037,456
El Paso Independent School
District (Permanent School
Fund Guaranteed)	5.00	8/15/20	415,000	429,807
Fort Worth,
General Purpose	5.00	3/1/20	700,000	727,622
Frenship Independent School
District, Tax School
Building (Permanent
School Fund Guaranteed)	0.00	2/15/21	470,000	224,373

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,055,440
Grape Creek-Pulliam Independent
School District Public Facility
Corp., School Facility LR	7.25	5/15/06	1,200,000 [a]	1,225,848
Houston,
Tax and Revenue
Certificates of Obligation	5.63	3/1/11	550,000 [a]	593,422
Houston,
Tax and Revenue
Certificates of Obligation	5.63	3/1/11	300,000 [a]	324,375
Houston,
Water and Sewer Systems
Revenue (Insured; FSA)	5.00	12/1/18	1,145,000	1,190,937
Houston,
Water and Sewer Systems
Revenue (Insured; FSA)	0.00	12/1/19	750,000	394,665
Houston,
Water and Sewer Systems
Revenue (Insured; FSA)	0.00	12/1/19	2,000,000	1,066,500
Lake Worth Independent School
District, Tax School Building
(Permanent School
Fund Guaranteed)	0.00	2/15/23	1,435,000	615,845
Laredo Independent School District
Public Facility Corp., LR
(Insured; AMBAC)	5.00	8/1/29	1,000,000	1,014,920
Laredo Independent School District
Public Facility Corp., LR,
Series A (Insured; AMBAC)	5.00	8/1/21	1,000,000	1,021,470
Laredo Independent School District
Public Facility Corp., LR,
Series F (Insured; AMBAC)	5.00	8/1/21	740,000	761,364
Lubbock Electric Light and Power
System (Insured; MBIA)	5.00	4/15/18	505,000	522,741
Lubbock Health Facilities
Development Corp., Revenue
(Sears Plains Project)
(Collateralized; GNMA)	5.50	1/20/21	995,000	1,040,830

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lubbock Housing Finance Corp.,
MFHR (Las Colinas Quail
Creek Apartments)	6.00	7/1/22	1,175,000	1,204,375
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	5.50	8/15/19	1,045,000	1,125,162
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	5.50	8/15/20	1,100,000	1,184,381
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	0.00	8/15/27	1,000,000	334,000
Midlothian Independent School
District, Tax School Building
(Permanent School
Fund Guaranteed)	0.00	2/15/22	1,750,000	789,827
Montgomery Independent School
District, Tax School Building
(Permanent School
Fund Guaranteed)	5.00	2/15/25	2,065,000	2,138,493
North Central Health Facilities
Development Corp., Revenue
(Zale Lipshy University
Hospital Project)
(Insured; FSA)	5.45	4/1/19	2,000,000	2,051,780
North Harris Montgomery
Community College
District (Insured; FGIC)	5.38	2/15/17	1,000,000	1,064,650
San Antonio	5.00	2/1/08	5,000 [a]	5,112
San Antonio	5.00	2/1/16	120,000	122,338
San Antonio,
Electric and Gas Revenue	5.50	2/1/07	245,000 [a]	250,694
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	288,073
San Antonio,
Water Revenue (Insured; MBIA)	5.60	5/15/21	1,500,000	1,531,260
Schertz-Cibolo-Universal City
Independent School District
(Permanent School
Fund Guaranteed)	5.25	8/1/20	1,275,000	1,340,561

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Sharyland Independent School
District, School Building
(Permanent School
Fund Guaranteed)	5.00	2/15/17	1,130,000	1,179,844
South Texas Community College
District (Insured; AMBAC)	5.00	8/15/17	1,790,000	1,873,933
Texas Department of Housing and
Community Affairs, MFHR
(Harbors and Plumtree)	6.35	7/1/16	1,300,000	1,338,792
Texas Department of Housing and
Community Affairs, SFMR
(Insured; FSA)	4.80	9/1/20	945,000	949,744
Texas National Research Laboratory
Commission Financing Corp., LR
(Superconducting Super
Collider Project)	6.95	12/1/12	700,000	777,840
Texas Water Development Board,
State Revolving Fund
Senior Lien Revenue	5.25	7/15/17	1,500,000	1,504,380
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.63	11/1/11	490,000	490,421
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.75	11/1/25	1,000,000	1,014,300
Waxahachie Community Development
Corp., Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/20	1,430,000	665,408
Waxahachie Community Development
Corp., Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/23	1,000,000	392,210

Total Investments (cost $48,645,140)			99.0%	49,498,531

Cash and Receivables (Net)			1.0%	501,056

Net Assets			100.0%	49,999,587

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

12

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	83.6
AA	Aa		AA	3.6
A	A		A	2.7
BBB	Baa		BBB	4.6
BB	Ba		BB	3.0
Not Rated [b]	Not Rated [b]		Not Rated [b]	2.5
				100.0

†	Based on total investments.
[b]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		48,645,140	49,498,531
Interest receivable			651,330
Receivable for shares of Beneficial Interest subscribed			10,633
Prepaid expenses			9,414
			50,169,908

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			30,002
Cash overdraft due to Custodian			84,110
Payable for shares of Beneficial Interest redeemed			24,037
Accrued expenses			32,172
			170,321

Net Assets ($)			49,999,587

Composition of Net Assets ($):
Paid-in capital			48,937,488
Accumulated net realized gain (loss) on investments			208,708
Accumulated net unrealized appreciation
(depreciation) on investments			853,391

Net Assets ($)			49,999,587

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	45,817,504	2,302,698	1,879,385
Shares Outstanding	2,217,540	111,464	91,009

Net Asset Value Per Share ($)	20.66	20.66	20.65

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	2,573,550
Expenses:
Management fee—Note 3(a)	287,612
Shareholder servicing costs—Note 3(c)	161,083
Distribution fees—Note 3(b)	29,001
Professional fees	28,232
Registration fees	19,932
Prospectus and shareholders’ reports	9,932
Custodian fees	9,523
Trustees’ fees and expenses—Note 3(d)	1,503
Loan commitment fees—Note 2	349
Miscellaneous	15,885
Total Expenses	563,052
Less—reduction in management fee
due to undertaking —Note 3(a)	(89,210)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(8,392)
Net Expenses	465,450
Investment Income—Net	2,108,100

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	345,673
Net unrealized appreciation (depreciation) on investments	(1,321,767)
Net Realized and Unrealized Gain (Loss) on Investments	(976,094)
Net Increase in Net Assets Resulting from Operations	1,132,006

See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	2,108,100	2,258,399
Net realized gain (loss) on investments	345,673	398,543
Net unrealized appreciation
(depreciation) on investments	(1,321,767)	420,203
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,132,006	3,077,145

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,940,923)	(2,017,304)
Class B shares	(100,426)	(154,461)
Class C shares	(66,751)	(86,634)
Net realized gain on investments:
Class A shares	(351,712)	(209,184)
Class B shares	(20,855)	(17,934)
Class C shares	(15,672)	(10,548)
Total Dividends	(2,496,339)	(2,496,065)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,774,808	3,053,836
Class B shares	24,582	176,784
Class C shares	367,437	202,126
Dividends reinvested:
Class A shares	1,384,351	1,342,984
Class B shares	53,992	96,264
Class C shares	24,372	19,036
Cost of shares redeemed:
Class A shares	(5,966,075)	(5,488,231)
Class B shares	(946,656)	(2,083,086)
Class C shares	(484,131)	(1,240,593)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,767,320)	(3,920,880)
Total Increase (Decrease) in Net Assets	(4,131,653)	(3,339,800)

Net Assets ($):
Beginning of Period	54,131,240	57,471,040
End of Period	49,999,587	54,131,240

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	132,155	144,268
Shares issued for dividends reinvested	65,919	63,336
Shares redeemed	(283,895)	(259,787)
Net Increase (Decrease) in Shares Outstanding	(85,821)	(52,183)

Class B [a]
Shares sold	1,162	8,359
Shares issued for dividends reinvested	2,559	4,543
Shares redeemed	(44,992)	(98,210)
Net Increase (Decrease) in Shares Outstanding	(41,271)	(85,308)

Class C
Shares sold	17,484	9,519
Shares issued for dividends reinvested	1,162	900
Shares redeemed	(23,086)	(58,516)
Net Increase (Decrease) in Shares Outstanding	(4,440)	(48,097)

[a]	During the period ended April 30, 2006, 11,806 Class B shares representing $250,399 were automatically converted to 11,802 Class A shares and during the period ended April 30, 2005, 49,458 Class B shares representing $1,049,208 were automatically converted to 49,442 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	21.22	21.00	21.61	20.81	20.24
Investment Operations:
Investment income—net [a]	.86	.87	.88	.94	.94
Net realized and unrealized
gain (loss) on investments	(.40)	.31	(.42)	.86	.68
Total from Investment Operations	.46	1.18	.46	1.80	1.62
Distributions:
Dividends from
investment income—net	(.86)	(.87)	(.88)	(.94)	(.94)
Dividends from net realized
gain on investments	(.16)	(.09)	(.19)	(.06)	(.11)
Total Distributions	(1.02)	(.96)	(1.07)	(1.00)	(1.05)
Net asset value, end of period	20.66	21.22	21.00	21.61	20.81

Total Return (%) [b]	2.19	5.70	2.15	8.83	8.11

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	1.00	.98	.96	.95
Ratio of net expenses
to average net assets	.83	.84	.85	.85	.85
Ratio of net investment income
to average net assets	4.09	4.09	4.11	4.43	4.54
Portfolio Turnover Rate	9.86	10.47	24.64	15.82	32.62

Net Assets, end of period ($ x 1,000)	45,818	48,868	49,461	53,100	53,009

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	21.21	20.99	21.60	20.80	20.24
Investment Operations:
Investment income—net [a]	.75	.76	.77	.83	.83
Net realized and unrealized
gain (loss) on investments	(.38)	.31	(.42)	.86	.67
Total from Investment Operations	.37	1.07	.35	1.69	1.50
Distributions:
Dividends from investment income—net	(.76)	(.76)	(.77)	(.83)	(.83)
Dividends from net realized
gain on investments	(.16)	(.09)	(.19)	(.06)	(.11)
Total Distributions	(.92)	(.85)	(.96)	(.89)	(.94)
Net asset value, end of period	20.66	21.21	20.99	21.60	20.80

Total Return (%) [b]	1.73	5.18	1.64	8.29	7.52

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.55	1.53	1.49	1.47	1.46
Ratio of net expenses
to average net assets	1.33	1.35	1.35	1.35	1.35
Ratio of net investment income
to average net assets	3.59	3.60	3.62	3.92	4.04
Portfolio Turnover Rate	9.86	10.47	24.64	15.82	32.62

Net Assets, end of period ($ x 1,000)	2,303	3,240	4,997	7,835	6,994

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

20

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	21.20	20.99	21.60	20.79	20.23
Investment Operations:
Investment income—net [a]	.70	.72	.71	.78	.77
Net realized and unrealized
gain (loss) on investments	(.39)	.29	(.41)	.86	.68
Total from Investment Operations	.31	1.01	.30	1.64	1.45
Distributions:
Dividends from investment income—net	(.70)	(.71)	(.72)	(.77)	(.78)
Dividends from net realized
gain on investments	(.16)	(.09)	(.19)	(.06)	(.11)
Total Distributions	(.86)	(.80)	(.91)	(.83)	(.89)
Net asset value, end of period	20.65	21.20	20.99	21.60	20.79

Total Return (%) [b]	1.47	4.86	1.37	8.06	7.25

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.78	1.76	1.73	1.74	1.73
Ratio of net expenses
to average net assets	1.58	1.60	1.60	1.60	1.60
Ratio of net investment income
to average net assets	3.33	3.35	3.32	3.61	3.76
Portfolio Turnover Rate	9.86	10.47	24.64	15.82	32.62

Net Assets, end of period ($ x 1,000)	1,879	2,024	3,013	1,788	632

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Texas Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund,
22

             including the fund, or a Founders Asset Management LLC (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for, accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid

24

monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $23,281, undistributed capital gains $208,708 and unrealized appreciation $853,391.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005, were as follows: tax exempt income $2,108,100 and $2,258,399, and long-term capital gains $388,239 and $237,666, respectively.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from May 1, 2005 through April 30, 2006 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .85% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $89,210 during the period ended April 30, 2006.

During the period ended April 30, 2006, the Distributor retained $985 from commissions earned on sales of the fund’s Class A shares and $10,785 and $1 from CDSC on redemptions of the fund’s Class B and Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $13,985 and $15,016, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C

26

shares were charged $118,735, $6,993 and $5,005, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $17,354 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $22,680, Rule 12b-1 distribution plan fees $2,134, shareholders services plan fees $10,309, chief compliance officer fees $1,284, which are offset against an expense reimbursement currently in effect in the amount of $6,405.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $5,077,657 and $7,506,423, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $48,645,140; accordingly, accumulated net unrealized appreciation on investments was $853,391, consisting of $961,861 gross unrealized appreciation and $108,470 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Texas Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund,Texas Series (one of the funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended,and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund,Texas Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended April 30, 2006:

—all the dividends paid from investment income-net are “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Texas residents, not subject to taxation by Texas), and

—the fund hereby designates $.1583 per share as a long-term capital gain distribution paid on December 16, 2005.

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

30

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

The Fund 31

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

32

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 33

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Texas Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Board Members Information
32	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Virginia Series

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier State Municipal Bond Fund,Virginia Series, covering the 12-month period from May 1, 2005, through April 30, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. Recently, Fed Chairman Ben Bernanke suggested that the Fed may soon pause to assess current economic data and evaluate the impact of its credit tightening campaign. In our view, the Fed’s efforts so far have largely been successful: the economy has grown at a moderate pace, the unemployment rate has dropped to multi-year lows, corporate profits have risen, and inflation has remained low despite volatile energy prices.

However, the municipal bond market is more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase interest rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures build in an expanding economy, the Fed may choose to resume tightening later this year.As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Virginia Series perform relative to its benchmark?

For the 12-month period ended April 30, 2006, the fund achieved total returns of 1.51% for Class A shares, 0.94% for Class B shares and 0.76% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.16% for the same period.2

Despite rising interest rates in a growing economy, municipal bond prices held up relatively well over the reporting period due to low inflation and robust investor demand for a more limited supply of newly issued securities. The fund underperformed its benchmark, which contains bonds from many states, not just Virginia, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Virginia state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Virginia state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Although rising short-term interest rates historically have tended to erode bond prices, municipal bonds retained much of their value during the reporting period.We attribute the market’s resilience to persistently low inflation, which appeared to reassure fixed-income investors, robust investor demand for tax-exempt income and a declining supply of newly issued securities.

The fund also benefited during the reporting period from better fiscal conditions in Virginia.The commonwealth’s diverse industrial base and conservative approach to budgeting and financial management have helped it achieve a higher economic growth rate than most other states. As a result,Virginia received higher tax revenues in the recovering economy, enabling it to replenish its budget reserves and reduce its borrowing activity in the municipal bond market.At the same time, investor demand has remained ample, putting upward pressure on bond prices.

In this environment, the fund continued to receive relatively high levels of current income from its core holdings of seasoned bonds, which were purchased at higher yields than are available from today’s newly issued securities. In addition, because we expected short-term interest rates to rise more steeply than long-term rates, we generally emphasized securities with maturities in the 20- to 30-year range, and we maintained

4

relatively light exposure to intermediate-term bonds. Indeed, longer-term securities performed better than shorter-term securities for most of the reporting period.In March and April 2006,however,prices of longer-term securities began to decline as investors grew more concerned about potential inflationary pressures, but it was not enough to erase the fund’s positive absolute returns for the reporting period overall.

What is the fund’s current strategy?

Although we believe the Federal Reserve Board may be close to the end of the current credit tightening cycle, we expect one or more additional rate hikes in the months ahead before it pauses to assess the impact of a more restrictive monetary policy on inflation and economic growth.Therefore, we have maintained the fund’s emphasis on high-quality, longer-term securities. However, we may adjust this strategy when we see signs that interest rates have peaked.

May 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Virginia residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
State Municipal Bond Fund,Virginia Series on 4/30/96 to a $10,000 investment made in the Lehman Brothers
Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in Virginia municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The
Index is not limited to investments principally in Virginia municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-
term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns	as of 4/30/06

		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		(3.04)%	3.47%	4.66%
without sales charge		1.51%	4.43%	5.14%
Class B shares
with applicable redemption charge †		(2.96)%	3.54%	4.82%
without redemption		0.94%	3.89%	4.82%
Class C shares
with applicable redemption charge ††		(0.22)%	3.65%	4.36%
without redemption		0.76%	3.65%	4.36%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund,Virginia Series from November 1, 2005 to April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.89	$ 7.42	$ 8.56
Ending value (after expenses)	$1,010.90	$1,008.30	$1,007.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.91	$ 7.45	$ 8.60
Ending value (after expenses)	$1,019.93	$1,017.41	$1,016.27

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.49% for Class B and 1.72%
for Class C; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS April 30, 2006
Long-Term Municipal	Coupon	Maturity	Principal
Investments—94.3%	Rate (%)	Date	Amount ($)	Value ($)

Virginia—75.0%
Alexandria,
Consolidated Public Improvement	5.50	6/15/10	2,625,000 [a]	2,827,414
Alexandria Redevelopment and
Housing Authority,
Multi-Family Housing Mortgage
Revenue (Buckingham Village
Apartments)	6.13	7/1/21	3,000,000	3,045,390
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	1,024,700
Arlington County,
GO Public Improvement	5.00	8/1/21	1,000,000	1,061,340
Bristol,
Utility System Revenue
(Insured; MBIA)	5.25	7/15/20	2,185,000	2,318,831
Chesapeake,
Public Improvement	5.50	12/1/17	1,750,000	1,883,472
Chesapeake Toll Road,
Expressway Revenue	5.63	7/15/19	1,250,000	1,308,112
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,635,675
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26	2,980,000	3,124,411
Economic Development Authority of
James City County, Residential
Care Facility First Mortgage
Revenue (Williamsburg
Landing, Inc.)	5.50	9/1/34	750,000	761,438
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000 [a]	1,776,245
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000 [a]	1,964,066

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Hampton Redevelopment and Housing
Authority, First Mortgage
Revenue (Olde Hampton Hotel
Associates Project)	6.50	7/1/16	1,300,000	1,252,537
Industrial Development Authority
of Albemarle County, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,520,472
Industrial Development Authority
of Pittsylvania County, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	600,000	638,208
Industrial Development Authority
of the County of Prince
William, Educational
Facilities Revenue (Catholic
Diocese Arlington)	5.50	10/1/33	1,000,000	1,036,430
Industrial Development Authority
of the County of Prince
William, Residential Care
Facility First Mortgage
Revenue (Westminster
at Lake Ridge)	6.63	1/1/26	1,000,000	1,019,450
Industrial Development Authority
of the County of Spotsylvania,
Public Facility Revenue
(Spotsylvania School
Facilities Project)
(Insured; AMBAC)	5.00	2/1/30	1,500,000	1,547,070
Industrial Development Authority
of the County of Stafford and
the City of Staunton, Revenue
(Virginia Municipal League /
Virginia Association of
Counties Finance Program)
(Insured; MBIA)	4.25	8/1/19	540,000	526,333
Isle of Wight County Industrial
Development Authority, Solid
Waste Disposal Facilities
Revenue (Union Camp
Corp. Project)	6.10	5/1/27	2,850,000	2,939,319

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Leesburg,
GO Public Utility	5.00	7/1/22	1,000,000	1,055,030
Loudoun County Sanitation
Authority, Water and
Sewer Revenue	5.00	1/1/33	2,000,000	2,067,420
Newport News,
GO General Improvement
and GO Water	5.00	2/1/21	1,300,000	1,367,054
Richmond Metropolitan Authority,
Expressway Revenue
(Insured; FGIC)	5.25	7/15/17	3,100,000	3,335,600
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA)	5.50	7/1/21	2,500,000	2,654,750
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.63	6/1/37	1,000,000	1,022,790
Virginia Housing Development
Authority, Multi-Family Housing	5.95	5/1/16	710,000	726,777
Virginia Public Building
Authority, Public
Facilities Revenue	5.75	8/1/10	2,700,000 [a]	2,914,407
Virginia Resource Authority,
Clean Water Revenue (State
Revolving Fund)	5.38	10/1/10	3,035,000 [a]	3,241,289
Virginia Resource Authority,
Infrastructure Revenue
(Virginia Pooled
Financing Program)	4.50	11/1/21	615,000	618,069
U.S. Related—19.3%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000 [a]	1,630,125
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	311,850
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	1,046,820

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth
(Insured; MBIA)	7.04	7/1/12	2,950,000 [b,c]	3,488,611
Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/07	1,500,000 [a]	1,562,100
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.50	7/1/12	50,000	54,565
Puerto Rico Convention Center
District Authority, Hotel
Occupancy Tax Revenue
(Insured; CIFG)	5.00	7/1/27	1,000,000	1,041,640
Puerto Rico Electric Authority,
Power Revenue (Insured; FGIC)	5.00	7/1/35	1,000,000	1,037,560
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts
Taxes Loan Note	6.50	10/1/24	3,000,000	3,290,640
Total Long-Term
Municipal Investments
(cost $63,084,293)				65,678,010

Short-Term Municipal
Investment—2.3%

Virginia;
Alexandria Industrial Development
Authority, Revenue, Refunding
(Goodwin House)
(LOC; Wachovia Bank)
(cost $1,600,000)	3.78	5/1/06	1,600,000 [d]	1,600,000

Total Investments (cost $64,684,293)			96.6%	67,278,010
Cash and Receivables (Net)			3.4%	2,403,176
Net Assets			100.0%	69,681,186

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, this security amounted to $3,488,611 or 5.0% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

12

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	47.1
AA	Aa		AA	20.3
A	A		A	3.8
BBB	Baa		BBB	14.7
BB	Ba		BB	1.6
F1	MIG1/P1		SP1/A1	2.4
Not Rated [e]	Not Rated [e]		Not Rated [e]	10.1
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		64,684,293	67,278,010
Cash			740,068
Interest receivable			922,691
Receivable for investment securities sold			930,661
Receivable for shares of Beneficial Interest subscribed			11,496
Prepaid expenses			7,720
			69,890,646

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			58,611
Payable for shares of Beneficial Interest redeemed			117,224
Accrued expenses			33,625
			209,460

Net Assets ($)			69,681,186

Composition of Net Assets ($):
Paid-in capital			68,826,178
Accumulated net realized gain (loss) on investments			(1,738,709)
Accumulated net unrealized appreciation
(depreciation) on investments			2,593,717

Net Assets ($)			69,681,186

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	60,997,550	5,796,347	2,887,289
Shares Outstanding	3,672,678	349,104	173,978

Net Asset Value Per Share ($)	16.61	16.60	16.60

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Year Ended April 30, 2006
Investment Income ($):
Interest Income	3,709,601
Expenses:
Management fee—Note 3(a)	404,784
Shareholder servicing costs—Note 3(c)	237,551
Distribution fees—Note 3(b)	56,542
Professional fees	32,443
Registration fees	20,767
Prospectus and shareholders’ reports	11,866
Custodian fees	7,511
Trustees’ fees and expenses—Note 3(d)	2,032
Loan commitment fees—Note 2	493
Miscellaneous	14,375
Total Expenses	788,364
Less—reduction in management fee
due to undertaking—Note 3(a)	(11,364)
Net Expenses	777,000
Investment Income—Net	2,932,601

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	33,689
Net unrealized appreciation (depreciation) on investments	(1,919,173)
Net Realized and Unrealized Gain (Loss) on Investments	(1,885,484)
Net Increase in Net Assets Resulting from Operations	1,047,117

See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2006	2005

Operations ($):
Investment income—net	2,932,601	2,984,287
Net realized gain (loss) on investments	33,689	(79,117)
Net unrealized appreciation
(depreciation) on investments	(1,919,173)	1,544,890
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,047,117	4,450,060

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,594,025)	(2,599,675)
Class B shares	(234,918)	(278,594)
Class C shares	(103,658)	(106,018)
Total Dividends	(2,932,601)	(2,984,287)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,475,711	3,312,192
Class B shares	390,611	251,314
Class C shares	619,128	539,710
Dividends reinvested:
Class A shares	1,573,870	1,547,887
Class B shares	110,989	140,648
Class C shares	56,581	39,131
Cost of shares redeemed:
Class A shares	(8,570,711)	(8,284,926)
Class B shares	(2,004,157)	(2,844,122)
Class C shares	(1,019,054)	(853,324)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(5,367,032)	(6,151,490)
Total Increase (Decrease) in Net Assets	(7,252,516)	(4,685,717)

Net Assets ($):
Beginning of Period	76,933,702	81,619,419
End of Period	69,681,186	76,933,702

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)
		Year Ended April 30,

	2006	2005

Capital Share Transactions:
Class A [a]
Shares sold	205,929	195,437
Shares issued for dividends reinvested	93,135	91,346
Shares redeemed	(507,913)	(490,944)
Net Increase (Decrease) in Shares Outstanding	(208,849)	(204,161)

Class B [a]
Shares sold	23,154	14,800
Shares issued for dividends reinvested	6,568	8,308
Shares redeemed	(118,722)	(168,700)
Net Increase (Decrease) in Shares Outstanding	(89,000)	(145,592)

Class C
Shares sold	36,722	32,145
Shares issued for dividends reinvested	3,353	2,310
Shares redeemed	(60,681)	(50,343)
Net Increase (Decrease) in Shares Outstanding	(20,606)	(15,888)

[a]	During the period ended April 30, 2006, 78,170 Class B shares representing $1,317,580 were automatically converted to 78,143 Class A shares and during the period ended April 30, 2005, 79,703 Class B shares representing $1,350,947 were automatically converted to 79,691 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except porfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	17.04	16.73	17.17	16.68	16.51
Investment Operations:
Investment income—net [a]	.69	.66	.68	.76	.79
Net realized and unrealized gain
(loss) on investments	(.43)	.31	(.44)	.49	.17
Total from Investment Operations	.26	.97	.24	1.25	.96
Distributions:
Dividends from investment income—net	(.69)	(.66)	(.68)	(.76)	(.79)
Net asset value, end of period	16.61	17.04	16.73	17.17	16.68

Total Return (%) [b]	1.51	5.87	1.39	7.64	5.86

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99	.99	.97	.96	.94
Ratio of net expenses
to average net assets	.98	.98	.97	.96	.94
Ratio of net investment income
to average net assets	4.06	3.88	3.99	4.49	4.68
Portfolio Turnover Rate	41.99	36.57	75.03	46.83	18.46

Net Assets, end of period ($ x 1,000)	60,998	66,155	68,341	72,390	72,249

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
		Year Ended April 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	17.04	16.72	17.17	16.67	16.51
Investment Operations:
Investment income—net [a]	.60	.56	.59	.67	.70
Net realized and unrealized gain
(loss) on investments	(.44)	.33	(.45)	.51	.16
Total from Investment Operations	.16	.89	.14	1.18	.86
Distributions:
Dividends from investment income—net	(.60)	(.57)	(.59)	(.68)	(.70)
Net asset value, end of period	16.60	17.04	16.72	17.17	16.67

Total Return (%) [b]	.94	5.40	.82	7.17	5.26

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51	1.51	1.48	1.46	1.45
Ratio of net expenses
to average net assets	1.49	1.49	1.48	1.46	1.45
Ratio of net investment income
to average net assets	3.55	3.37	3.48	3.98	4.17
Portfolio Turnover Rate	41.99	36.57	75.03	46.83	18.46

Net Assets, end of period ($ x 1,000)	5,796	7,465	9,761	14,593	16,265

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

20

		Year Ended April 30,

Class C Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	17.03	16.71	17.16	16.66	16.50
Investment Operations:
Investment income—net [a]	.56	.53	.56	.63	.66
Net realized and unrealized gain
(loss) on investments	(.43)	.32	(.46)	.51	.16
Total from Investment Operations	.13	.85	.10	1.14	.82
Distributions:
Dividends from investment income—net	(.56)	(.53)	(.55)	(.64)	(.66)
Net asset value, end of period	16.60	17.03	16.71	17.16	16.66

Total Return (%) [b]	.76	5.16	.58	6.92	5.01

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.74	1.73	1.71	1.70	1.68
Ratio of net expenses
to average net assets	1.72	1.72	1.71	1.70	1.68
Ratio of net investment income
to average net assets	3.32	3.14	3.25	3.74	3.92
Portfolio Turnover Rate	41.99	36.57	75.03	46.83	18.46

Net Assets, end of period ($ x 1,000)	2,887	3,314	3,518	4,055	3,286

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Virginia Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each Class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously main- tained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006.
22

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as, if any, an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carry-

24

overs, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $9,077, accumulated capital losses $1,738,709 and unrealized appreciation $2,593,717.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $568,745 expires in fiscal 2009, $151,002 expires in fiscal 2010, $939,845 expires in fiscal 2011 and $79,117 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2006 and April 30, 2005, were as follows: tax exempt income of $2,932,601 and $2,984,287, respectively.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2006, the fund did not borrow under the Facility.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from May 1, 2005 through April 30, 2006 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $11,364 during the period ended April 30, 2006.

During the period ended April 30, 2006, the Distributor retained $4,266 from commissions earned on sales of the fund’s Class A shares and $8,439 and $3,752 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2006, Class B and Class C shares were charged $33,090 and $23,452, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2006, Class A, Class B and Class C

26

shares were charged $159,630, $16,545 and $7,817, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2006, the fund was charged $36,403 pursuant to the transfer agency agreement.

During the period ended April 30, 2006, the fund was charged $3,814 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $31,903, Rule 12b-1 distribution plan fees $4,195, compliance officer fees $1,284, shareholder services plan fees $14,348 and transfer agency per account fees $8,067, which are offset against an expense reimbursement currently in effect in the amount of $1,186.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2006, amounted to $30,565,559 and $35,165,363, respectively.

At April 30, 2006, the cost of investments for federal income tax purposes was $64,684,293; accordingly, accumulated net unrealized appreciation on investments was $2,593,717, consisting of $2,749,520 gross unrealized appreciation and $155,803 gross unrealized depreciation.

NOTE 5—Subsequent Event:

Effective on or about June 1, 2006, the fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier State Municipal Bond Fund, Virginia Series

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier State Municipal Bond Fund, Virginia Series (one of the funds comprising Dreyfus Premier State Municipal Bond Fund) as of April 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier State Municipal Bond Fund,Virginia Series at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2006

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Virginia residents,Virginia personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2006 calendar year on Form 1099-DIV which will be mailed by January 31, 2007.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 185
———————
Clifford L. Alexander, Jr. (72)
Board Member (1986)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Peggy C. Davis (63)
Board Member (1990)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 23

30

Ernest Kafka (73)
Board Member (1986)
Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23
———————
Nathan Leventhal (63)
Board Member (1989)
Principal Occupation During Past 5 Years:
• A management consultant for various non-profit organizations (May 2004-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Saul B. Klaman, Emeritus Board Member

The Fund 31

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

32

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 197 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 33

For	More	Information

Dreyfus Premier State
Municipal Bond Fund,
Virginia Series
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $236,177 in 2005 and $247,394 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $ 0 in 2005 and $ 0 in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $ 0 in 2005 and $ 0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $29,539 in 2005 and $35,504 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $ 0 in 2005 and $ 0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,444 in 2005 and $1,424 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $ 0 in 2005 and $ 0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $686,197 in 2005 and $ 718,507 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 30, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 30, 2006

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]